UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                      MCKEE INTERNATIONAL EQUITY PORTFOLIO

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
                    (Address of principal executive offices)

                           Michael Beattie, President
                        The Advisors' Inner Circle Funds
                                 c/o SEI Corp.
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

Registrant's Telephone Number: 1-866-625-3346

Date of Fiscal Year End: October 31

Date of Reporting Period: July 1, 2014 to June 30, 2015



                              MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
ABB LTD, ZUERICH
 CUSIP: H0010V101
 Meeting Date: 30-Apr-15      Meeting Type: Annual General Meeting
 1   Approval of the Annual Report, the Consolidated
       Financial Statements and the Annual Financial
       Statements for 2014                                 Management     For          Voted - For
 2   Consultative Vote on the 2014 Compensation Report     Management     For          Voted - For
 3   Discharge of the Board of Directors and the Persons
       Entrusted with Management                           Management     For          Voted - For
 4.1 Appropriation of Available Earnings and
       Distribution of Capital Contribution Reserve:
       Dividends of Chf 0.55 Per Share                     Management     For          Voted - For
 4.2 Capital Reduction Through Nominal Value Repayment     Management     For          Voted - For
 5   Amendment to the Articles of Incorporation Related
       to the Capital Reduction: Article 13 Para. 1        Management     For          Voted - For
 6   Renewal of Authorized Share Capital                   Management     For          Voted - For
 7.1 Binding Vote on the Total Compensation of the
       Members of the Board of Directors for the Next Term
       of Office, I.e. from the 2015 Annual General
       Meeting to the 2016 Annual General Meeting          Management     For          Voted - For
 7.2 Binding Vote on the Total Compensation of the
       Members of the Executive Committee for the
       Following Financial Year, I.e. 2016                 Management     For          Voted - For
 8.1 Re-election of Roger Agnelli As Member of the Board
       of Directors                                        Management     For          Voted - For
 8.2 Re-election of Matti Alahuhta As Member of the
       Board of Directors                                  Management     For          Voted - For
 8.3 Election of David Constable As Member of the Board
       of Directors                                        Management     For          Voted - For
 8.4 Re-election of Louis R. Hughes As Member of the
       Board of Directors                                  Management     For          Voted - For
 8.5 Re-election of Michel De Rosen As Member of the
       Board of Directors                                  Management     For          Voted - For
 8.6 Re-election of Jacob Wallenberg As Member of the
       Board of Directors                                  Management     For          Voted - For
 8.7 Re-election of Ying Yeh As Member of the Board of
       Directors                                           Management     For          Voted - For
 8.8 Election of Peter Voser As Member and Chairman of
       the Board of Directors                              Management     For          Voted - For
 9.1 Elections to the Compensation Committee: David
       Constable                                           Management     For          Voted - For
 9.2 Elections to the Compensation Committee: Michel De
       Rosen                                               Management     For          Voted - For
 9.3 Elections to the Compensation Committee: Ying Yeh     Management     For          Voted - For
 10  Re-election of the Independent Proxy: Dr. Hans
       Zehnder, Attorney-at- Law and Notary, Bahnhofplatz
       1, 5401 Baden, Switzerland                          Management     For          Voted - For
 11  The Board of Directors Proposes That Ernst & Young
       Ag be Re-elected As Auditors for Fiscal Year 2015   Management     For          Voted - For





                           MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
AIRBUS GROUP NV, LEIDEN
 CUSIP: N0280E105
 Meeting Date: 27-May-15   Meeting Type: Annual General Meeting
 1    Open Meeting                                          Non-Voting                  Non-Voting
 2.1  Discussion on Company's Corporate Governance
        Structure                                           Non-Voting                  Non-Voting
 2.2  Receive Report on Business and Financial Statements   Non-Voting                  Non-Voting
 2.3  Discuss Remuneration Report Containing Remuneration
        Policy                                              Non-Voting                  Non-Voting
 2.4  Receive Explanation on Company's Reserves and
        Dividend Policy                                     Non-Voting                  Non-Voting
 3    Discussion of Agenda Items                            Non-Voting                  Non-Voting
 4.1  Adopt Financial Statements                            Management     For          Voted - For
 4.2  Approve Allocation of Income and Dividends of Eur
        1.20 Per Share                                      Management     For          Voted - For
 4.3  Approve Discharge of Non Executive Members of the
        Board of Directors                                  Management     For          Voted - For
 4.4  Approve Discharge of Executive Members of the Board
        of Directors                                        Management     For          Voted - For
 4.5  Ratify KPMG As Auditors                               Management     For          Voted - For
 4.6  Approve Remuneration Policy Changes                   Management     For          Voted - For
 4.7  Change Company Form to European Company               Management     For          Voted - For
 4.8  Elect Maria Amparo Moraleda Martinez As Director      Management     For          Voted - For
 4.9  Grant Board Authority to Issue Shares Up to 0.1
        Percent of Issued Share Capital and Excluding
        Preemptive Rights Re: Esop Plans                    Management     For          Voted - For
 4.10 Grant Board Authority to Issue Shares Up to 0.3
        Percent of Issued Share Capital and Excluding
        Preemptive Rights Re: Company Funding               Management     For          Voted - For
 4.11 Renewal of the Authorization to Directors to
        Repurchase of Up to 10 Percent of Issued Share
        Capital                                             Management     For          Voted - For
 4.12 Authorize Additional Repurchase of Up to 10 Percent
        of Issued Share Capital Re: Exceptional Share
        Buyback Programme                                   Management     For          Voted - For
 4.13 Approve Cancellation of Repurchased Shares            Management     For          Voted - For
ALLIANZ SE, MUENCHEN
 CUSIP: D03080112
 Meeting Date: 06-May-15   Meeting Type: Annual General Meeting
 1.   Presentation of the Approved Annual Financial
        Statements and the Approved Cons-olidated Financial
        Statements As of December 31, 2014, and of the
        Management R-eports for Allianz Se and for the
        Group, the Explanatory Reports on the Inform- Ation
        Pursuant to Sections 289 (4), 315 (4) and Section
        289 (5) of the German- Commercial Code (hgb), As





                             MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
       Well As the Report of the Supervisory Board for
       Fiscal Year 2014                                    Non-Voting                  Non-Voting
 2.  Appropriation of Net Earnings: the Board of
       Management and the Supervisory Board Propose That
       the Net Earnings (bilanzgewinn) of Allianz Se of
       Eur 3,786,745,743.20 for the 2014 Fiscal Year Shall
       be Appropriated As Follows: Distribution of A
       Dividend of Eur 6.85 Per No-par Share Entitled to A
       Dividend: Eur 3,111,752,678.40, Unappropriated
       Earnings Carried Forward: Eur 674,993,064.80, the
       Proposal for Appropriation of Net Earnings Reflects
       the 2,729,536 Treasury Shares Held Directly and
       Indirectly by the Company at the Time of the
       Publication of the Convocation of the Annual
       General Meeting in the Federal Gazette. Such
       Treasury Shares are Not Entitled to the Dividend
       Pursuant to Section 71b of the German Stock
       Corporation Act (aktg). Should There be Any Change
       in the Number of Shares Entitled to the Dividend by
       the Date of the Annual General Meeting, the Above
       Proposal Will be Amended Accordingly and Presented
       for Resolution on the Appropriation of Net Earnings
       at the Annual General Meeting, with an Unchanged
       Dividend of Eur 6.85 Per Each Share Entitled to
       Dividend                                            Management     For          Voted - For
 3.  Approval of the Actions of the Members of the
       Management Board                                    Management     For          Voted - For
 4.  Approval of the Actions of the Members of the
       Supervisory Board                                   Management     For          Voted - For
 5.  Amendment to the Statutes on Appointment of the
       Supervisory Board Members - Section 6               Management     For          Voted - For
ASTELLAS PHARMA INC.
 CUSIP: J03393105
 Meeting Date: 17-Jun-15     Meeting Type: Annual General Meeting
 1   Approve Appropriation of Surplus                      Management     For          Voted - For
 2.1 Appoint A Director Nogimori, Masafumi                 Management     For          Voted - For
 2.2 Appoint A Director Hatanaka, Yoshihiko                Management     For          Voted - For
 2.3 Appoint A Director Miyokawa, Yoshiro                  Management     For          Voted - For
 2.4 Appoint A Director Kase, Yutaka                       Management     For          Voted - For
 2.5 Appoint A Director Yasuda, Hironobu                   Management     For          Voted - For
 2.6 Appoint A Director Okajima, Etsuko                    Management     For          Voted - For
 2.7 Appoint A Director Aizawa, Yoshiharu                  Management     For          Voted - For
 3   Appoint A Corporate Auditor Kanamori, Hitoshi         Management     For          Voted - For
 4   Approve Payment of Bonuses to Directors               Management     For          Voted - For
 5   Approve Details of Stock Compensation to be
       Received by Directors                               Management     For          Voted - For





                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
AUSTRALIA & NEW ZEALAND BANKING GROUP LTD, MELBOUR
 CUSIP: Q09504137
 Meeting Date: 18-Dec-14 Meeting Type: Annual General Meeting
 2   Adoption of the Remuneration Report                   Management     For          Voted - For
 3   Grant of Performance Rights to Mr Michael Smith       Management     For          Voted - For
 4a  Election of Board Endorsed Candidate: Mr D.m. Gonski  Management     For          Voted - For
 4b  Election of Board Endorsed Candidate: Mr J.t.
       Macfarlane                                          Management     For          Voted - For
 4c  Election of Board Endorsed Candidate: Ms I.r. Atlas   Management     For          Voted - For
 5   Please Note That This Resolution is A Shareholder
       Proposal: Resolution Requisitioned to Amend the
       Constitution                                        Shareholder    Against      Voted - Against
AXA SA, PARIS
 CUSIP: F06106102
 Meeting Date: 30-Apr-15 Meeting Type: Mix
 O.1 Approval of the Corporate Financial Statements for
       the Financial Year Ended December 31, 2014          Management     For          Voted - For
 O.2 Approval of the Consolidated Financial Statements
       for the Financial Year Ended December 31, 2014      Management     For          Voted - For
 O.3 Allocation of Income for the Financial Year Ended
       December 31, 2014 and Setting the Dividend at Euro
       0.95 Per Share                                      Management     For          Voted - For
 O.4 Advisory Vote on the Compensation of Mr. Henri De
       Castries, Ceo for the Financial Year Ended on
       December 31, 2014                                   Management     For          Voted - For
 O.5 Advisory Vote on the Compensation of Mr. Denis
       Duverne, Managing Director for the Financial Year
       Ended on December 31, 2014                          Management     For          Voted - For
 O.6 Approval of the Special Report of the Statutory
       Auditors on the Regulated Agreements                Management     For          Voted - For
 O.7 Renewal of Term of Mr. Jean-pierre Clamadieu As
       Director                                            Management     For          Voted - For
 O.8 Renewal of Term of Mr. Jean-martin Folz As Director   Management     For          Voted - For
 O.9 Setting the Amount of Attendance Allowances to be
       Allocated to the Board of Directors                 Management     For          Voted - For
 O.10 Authorization Granted to the Board of Directors to
       Purchase Common Shares of the Company               Management     For          Voted - For
 E.11 Delegation of Authority Granted to the Board of
       Directors to Increase Share Capital by
       Incorporation of Reserves, Profits Or Premiums      Management     For          Voted - For
 E.12 Delegation of Authority Granted to the Board of
       Directors to Increase Share Capital by Issuing
       Common Shares Or Securities Entitling to Common
       Shares to be Issued Immediately Or in the Future by
       the Company Or Any of Its Subsidiaries While
       Maintaining Shareholders' Preferential Subscription
       Rights                                              Management     For          Voted - For





                                      MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
E.13 Delegation of Authority Granted to the Board of
        Directors to Increase Share Capital by Issuing
        Common Shares Or Securities Entitling to Common
        Shares to be Issued Immediately Or in the Future by
        the Company Or Any of Its Subsidiaries Without
        Shareholders' Preferential Subscription Rights As
        Part As Public Offerings                            Management     For          Voted - For
E.14 Delegation of Authority Granted to the Board of
        Directors to Increase Share Capital by Issuing
        Common Shares Or Securities Entitling to Common
        Shares to be Issued Immediately Or in the Future by
        the Company Or Any of Its Subsidiaries Without
        Shareholders' Preferential Subscription Rights Via
        Private Placement Pursuant to Article L.411- 2, II
        of the Monetary and Financial Code                  Management     For          Voted - For
E.15 Authorization Granted to the Board of Directors to
        Set the Issue Price According to the Terms
        Established by the General Meeting and Up to 10% of
        Capital, in Case of Issuance Whithout Shareholders'
        Preferential Subscription Rights Via Public
        Offerings Or Private Placement                      Management     For          Voted - For
E.16 Delegation of Authority Granted to the Board of
        Directors to Increase Share Capital by Issuing
        Common Shares Or Securities Entitling to Common
        Shares to be Issued Immediately Or in the Future by
        the Company in Case of Public Exchange Offer
        Initiated by the Company                            Management     For          Voted - For
E.17 Delegation of Authority Granted to the Board of
        Directors to Increase Share Capital by Issuing
        Common Shares Or Securities Entitling to Common
        Shares to be Issued Immediately Or in the Future by
        the Company, U to 10% of Share Capital, in
        Consideration for In-kind Contributions Outside of
        A Public Exchange Offer Initiated by the Company    Management     For          Voted - For
E.18 Delegation of Authority Granted to the Board of
        Directors to Issue Common Shares Without
        Shareholders' Preferential Subscription Rights As A
        Result of the Issuance by Subsidiaries of the
        Company of Securities Entitling to Common Shares to
        be Issued by the Company                            Management     For          Voted - For
E.19 Delegation of Authority Granted to the Board of
        Directors to Issue Common Shares While Maintaining
        Shareholders' Preferential Subscription Rights As A
        Result of the Issuance by Subsidiaries of the
        Company of Securities Entitling to Common Shares to
        be Issued by the Company                            Management     For          Voted - For
E.20 Delegation of Powers Granted to the Board of
        Directors to Increase Share Capital by Issuing
        Common Shares Or Securities Entitling to Common
        Shares of the Company Reserved for Members of A
        Company Savings Plan Without Shareholders'
        Preferential Subscription Rights                    Management     For          Voted - For
E.21 Delegation of Powers Granted to the Board of
        Directors to Increase Share Capital by Issuing
        Common Shares Without Shareholders' Preferential





                          MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                     PROPOSED BY MGT. POSITION REGISTRANT VOTED
          Subscription Rights in Favor of A Category of
          Designated Beneficiaries                            Management     For          Voted - For
 E.22 Authorization Granted to the Board of Directors to
          Reduce Share Capital by Cancellation of Common
          Shares                                              Management     For          Voted - For
 E.23 Amendment to the Bylaws Regarding the Date of the
          List of Persons Entitled to Attend General Meetings
          of Shareholders                                     Management     For          Voted - For
 E.24 Powers to Carry Out All Legal Formalities               Management     For          Voted - For
BANCO SANTANDER SA, BOADILLA DEL MONTE
 CUSIP: E19790109
 Meeting Date: 15-Sep-14  Meeting Type: Extraordinary General Meeting
 1.A Increase in Share Capital by Such Amount As May be
          Determined Pursuant to the Terms of the Resolution,
          by Means of the Issuance and Placement Into
          Circulation of New Ordinary Shares Having A Par
          Value of One-half (0.5) Euro Each, with A Share
          Premium to be Determined by the Board of Directors,
          Or the Executive Committee by Delegation Therefrom,
          Pursuant to the Provisions of Section 297.1.a) of
          the Spanish Capital Corporations Law, No Later Than
          the Date of Implementation of the Resolution. the
          New Shares Shall be Fully Subscribed and Paid-up by
          Means of In- Kind Contributions Consisting of
          Securities Representing the Share Capital of Banco
          Santander (brasil) S.a., I.e. Ordinary Shares
          (acoes Ordinarias), Preferred Shares (acoes
          Preferenciais), Units (each in Turn Made Up of One
          Ordinary Share and One Preferred Share) and Adss
          (american Depositary Shares, Each Representing One
          Unit) (collectively, the "santander Brasil
          Shares"). Express Provision for the Possibility of
          Incomplete Subscription. Delegation of Powers to
          the Board of Directors, Which May in Turn Delegate
          Such Powers to the Executive Committee, to
          Establish the Terms and Conditions of the Increase
          As to All Matters Not Provided for by the
          Shareholders at the General Shareholders' Meeting,
          to Take Such Actions As May be Required for
          Implementation Hereof, to Amend the Text of
          Sections 1 and 2 of Article 5 of the Bylaws to
          Reflect the New Amount of Share Capital, and to
          Execute Such Documents As May be Necessary to Carry
          Out the Increase. Application to the Appropriate
          Domestic and Foreign Authorities for Admission to
          Trading of the New Shares on the Madrid, Barcelona,
          Valencia and Bilbao Stock Exchanges Through Spain's
          Automated Quotation System (continuous Market) and
          on the Foreign Stock Exchanges on Which the Shares
          of Banco Santander are Listed (currently Lisbon,
          London, Milan, Buenos Aires, Mexico And, Through
          Adss, on the New York Stock Exchange, Although It
          is Expected That the Shares Will Also be Listed on





                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      the Sao Paulo Stock Exchange, Through Brazilian
      Depositary Receipts (bdrs), on the Date of the
      Holding of the Meeting) in the Manner Required by
      Each of Such Stock Exchanges                        Management     For          Voted - For
1.B Complementary Increase in Share Capital by Such
      Amount As May be Determined Pursuant to the Terms
      of the Resolution, by Means of the Issuance and
      Placement Into Circulation of New Ordinary Shares
      Having A Par Value of One-half (0.50) Euro Each,
      with A Share Premium to be Determined by the Board
      of Directors, Or the Executive Committee by
      Delegation Therefrom, Pursuant to the Provisions of
      Section 297.1.a) of the Spanish Capital
      Corporations Law, No Later Than the Date of
      Implementation of the Resolution. the New Shares
      Shall be Fully Subscribed and Paid Up by Means of
      In-kind Contributions Consisting of Santander
      Brasil Shares. Express Provision for the
      Possibility of Incomplete Subscription. Delegation
      of Powers to the Board of Directors, Which May in
      Turn Delegate Such Powers to the Executive
      Committee, to Establish the Terms and Conditions of
      the Increase As to All Matters Not Provided for by
      the Shareholders at the General Shareholders'
      Meeting, to Take Such Actions As May be Required
      for Implementation Hereof, to Amend the Text of
      Sections 1 and 2 of Article 5 of the Bylaws to
      Reflect the New Amount of Share Capital, and to
      Execute Such Documents As May be Necessary to Carry
      Out the Increase. Application to the Appropriate
      Domestic and Foreign Authorities for Admission to
      Trading of the New Shares on the Madrid, Barcelona,
      Valencia and Bilbao Stock Exchanges Through Spain's
      Automated Quotation System (continuous Market) and
      on the Foreign Stock Exchanges on Which the Shares
      of Banco Santander are Listed (currently Lisbon,
      London, Milan, Buenos Aires, Mexico And, Through
      Adss, on the New York Stock Exchange, Although It
      is Expected That the Shares Will Also be Listed on
      the Sao Paulo Stock Exchange, Through Brazilian
      Depositary Receipts (bdrs), on the Date of the
      Holding of the Meeting) in the Manner Required by
      Each of Such Stock Exchanges                        Management     For          Voted - For
1.C Complementary Increase in Share Capital by Such
      Amount As May be Determined Pursuant to the Terms
      of the Resolution, by Means of the Issuance and
      Placement Into Circulation of New Ordinary Shares
      Having A Par Value of One-half (0.50) Euro Each,
      with A Share Premium to be Determined by the Board
      of Directors, Or the Executive Committee by
      Delegation Therefrom, Pursuant to the Provisions of
      Section 297.1.a) of the Spanish Capital
      Corporations Law, No Later Than the Date of
      Implementation of the Resolution. the New Shares
      Shall be Fully Subscribed and Paid Up by Means of
      In-kind Contributions Consisting of Santander
      Brasil Shares. Express Provision for the





                                      MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
        Possibility of Incomplete Subscription. Delegation
        of Powers to the Board of Directors, Which May in
        Turn Delegate Such Powers to the Executive
        Committee, to Establish the Terms and Conditions of
        the Increase As to All Matters Not Provided for by
        the Shareholders at the General Shareholders'
        Meeting, to Take Such Actions As May be Required
        for Implementation Hereof, to Amend the Text of
        Sections 1 and 2 of Article 5 of the Bylaws to
        Reflect the New Amount of Share Capital, and to
        Execute Such Documents As May be Necessary to Carry
        Out the Increase. Application to the Appropriate
        Domestic and Foreign Authorities for Admission to
        Trading of the New Shares on the Madrid, Barcelona,
        Valencia and Bilbao Stock Exchanges Through Spain's
        Automated Quotation System (continuous Market) and
        on the Foreign Stock Exchanges on Which the Shares
        of Banco Santander are Listed (currently Lisbon,
        London, Milan, Buenos Aires, Mexico And, Through
        Adss, on the New York Stock Exchange, Although It
        is Expected That the Shares Will Also be Listed on
        the Sao Paulo Stock Exchange, Through Brazilian
        Depositary Receipts (bdrs), on the Date of the
        Holding of the Meeting) in the Manner Required by
        Each of Such Stock Exchanges                        Management     For          Voted - For
1.D Complementary Increase in Share Capital by Such
        Amount As May be Determined Pursuant to the Terms
        of the Resolution, by Means of the Issuance and
        Placement Into Circulation of New Ordinary Shares
        Having A Par Value of One-half (0.50) Euro Each,
        with A Share Premium to be Determined by the Board
        of Directors, Or the Executive Committee by
        Delegation Therefrom, Pursuant to the Provisions of
        Section 297.1.a) of the Spanish Capital
        Corporations Law, No Later Than the Date of
        Implementation of the Resolution. the New Shares
        Shall be Fully Subscribed and Paid Up by Means of
        In-kind Contributions Consisting of Santander
        Brasil Shares. Express Provision for the
        Possibility of Incomplete Subscription. Delegation
        of Powers to the Board of Directors, Which May in
        Turn Delegate Such Powers to the Executive
        Committee, to Establish the Terms and Conditions of
        the Increase As to All Matters Not Provided for by
        the Shareholders at the General Shareholders'
        Meeting, to Take Such Actions As May be Required
        for Implementation Hereof, to Amend the Text of
        Sections 1 and 2 of Article 5 of the Bylaws to
        Reflect the New Amount of Share Capital, and to
        Execute Such Documents As May be Necessary to Carry
        Out the Increase. Application to the Appropriate
        Domestic and Foreign Authorities for Admission to
        Trading of the New Shares on the Madrid, Barcelona,
        Valencia and Bilbao Stock Exchanges Through Spain's
        Automated Quotation System (continuous Market) and
        on the Foreign Stock Exchanges on Which the Shares
        of Banco Santander are Listed (currently Lisbon,





                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      London, Milan, Buenos Aires, Mexico And, Through
      Adss, on the New York Stock Exchange, Although It
      is Expected That the Shares Will Also be Listed on
      the Sao Paulo Stock Exchange, Through Brazilian
      Depositary Receipts (bdrs), on the Date of the
      Holding of the Meeting) in the Manner Required by
      Each of Such Stock Exchanges                        Management     For          Voted - For
1.E Complementary Increase in Share Capital by Such
      Amount As May be Determined Pursuant to the Terms
      of the Resolution, by Means of the Issuance and
      Placement Into Circulation of New Ordinary Shares
      Having A Par Value of One-half (0.50) Euro Each,
      with A Share Premium to be Determined by the Board
      of Directors, Or the Executive Committee by
      Delegation Therefrom, Pursuant to the Provisions of
      Section 297.1.a) of the Spanish Capital
      Corporations Law, No Later Than the Date of
      Implementation of the Resolution. the New Shares
      Shall be Fully Subscribed and Paid Up by Means of
      In-kind Contributions Consisting of Santander
      Brasil Shares. Express Provision for the
      Possibility of Incomplete Subscription. Delegation
      of Powers to the Board of Directors, Which May in
      Turn Delegate Such Powers to the Executive
      Committee, to Establish the Terms and Conditions of
      the Increase As to All Matters Not Provided for by
      the Shareholders at the General Shareholders'
      Meeting, to Take Such Actions As May be Required
      for Implementation Hereof, to Amend the Text of
      Sections 1 and 2 of Article 5 of the Bylaws to
      Reflect the New Amount of Share Capital, and to
      Execute Such Documents As May be Necessary to Carry
      Out the Increase. Application to the Appropriate
      Domestic and Foreign Authorities for Admission to
      Trading of the New Shares on the Madrid, Barcelona,
      Valencia and Bilbao Stock Exchanges Through Spain's
      Automated Quotation System (continuous Market) and
      on the Foreign Stock Exchanges on Which the Shares
      of Banco Santander are Listed (currently Lisbon,
      London, Milan, Buenos Aires, Mexico And, Through
      Adss, on the New York Stock Exchange, Although It
      is Expected That the Shares Will Also be Listed on
      the Sao Paulo Stock Exchange, Through Brazilian
      Depositary Receipts (bdrs), on the Date of the
      Holding of the Meeting) in the Manner Required by
      Each of Such Stock Exchanges                        Management     For          Voted - For
1.F Complementary Increase in Share Capital by Such
      Amount As May be Determined Pursuant to the Terms
      of the Resolution, by Means of the Issuance and
      Placement Into Circulation of New Ordinary Shares
      Having A Par Value of One-half (0.50) Euro Each,
      with A Share Premium to be Determined by the Board
      of Directors, Or the Executive Committee by
      Delegation Therefrom, Pursuant to the Provisions of
      Section 297.1.a) of the Spanish Capital
      Corporations Law, No Later Than the Date of
      Implementation of the Resolution. the New Shares





                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Shall be Fully Subscribed and Paid Up by Means of
      In-kind Contributions Consisting of Santander
      Brasil Shares. Express Provision for the
      Possibility of Incomplete Subscription. Delegation
      of Powers to the Board of Directors, Which May in
      Turn Delegate Such Powers to the Executive
      Committee, to Establish the Terms and Conditions of
      the Increase As to All Matters Not Provided for by
      the Shareholders at the General Shareholders'
      Meeting, to Take Such Actions As May be Required
      for Implementation Hereof, to Amend the Text of
      Sections 1 and 2 of Article 5 of the Bylaws to
      Reflect the New Amount of Share Capital, and to
      Execute Such Documents As May be Necessary to Carry
      Out the Increase. Application to the Appropriate
      Domestic and Foreign Authorities for Admission to
      Trading of the New Shares on the Madrid, Barcelona,
      Valencia and Bilbao Stock Exchanges Through Spain's
      Automated Quotation System (continuous Market) and
      on the Foreign Stock Exchanges on Which the Shares
      of Banco Santander are Listed (currently Lisbon,
      London, Milan, Buenos Aires, Mexico And, Through
      Adss, on the New York Stock Exchange, Although It
      is Expected That the Shares Will Also be Listed on
      the Sao Paulo Stock Exchange, Through Brazilian
      Depositary Receipts (bdrs), on the Date of the
      Holding of the Meeting) in the Manner Required by
      Each of Such Stock Exchanges                         Management     For          Voted - For
2.A Extension of Various Cycles of the Deferred and
      Conditional Variable Remuneration Plan to Certain
      Employees and Officers of Grupo Santander That
      Perform Or Have Performed Their Duties at Banco
      Santander (brasil) S.a. and Other Companies of Its
      Consolidated Subgroup and Resulting Modification of
      the Corresponding Resolutions of the Shareholders
      at the General Shareholders' Meetings of the Bank
      Held on 17 June 2011, 30 March 2012, 22 March 2013
      and 28 March 2014                                    Management     For          Voted - For
2.B Extension of the First Cycle of the Performance
      Shares Plan to Certain Employees and Officers of
      Grupo Santander That Perform Or Have Performed
      Their Duties at Banco Santander (brasil) S.a. and
      Other Companies of Its Consolidated Subgroup and
      Resulting Modification of the Corresponding
      Resolution of the Shareholders at the General
      Shareholders' Meeting of the Bank Held on 28 March
      2014                                                 Management     For          Voted - For
2.C Plan for Employees and Officers of Grupo Santander
      That Perform Or Have Performed Their Duties at
      Banco Santander (brasil) S.a. and Other Companies
      of Its Consolidated Subgroup by Means of the
      Delivery of Shares of the Bank Linked to Performance Management     For          Voted - For
2.D Plans for Employees and Officers of Grupo Santander
      That Perform Or Have Performed Their Duties at
      Banco Santander (brasil) S.a. and Other Companies
      of Its Consolidated Subgroup by Means of Options on
      Shares of the Bank Linked to Performance             Management     For          Voted - For





                              MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Authorisation to the Board of Directors for the
      Interpretation, Correction, Supplementation,
      Implementation and Development of the Resolutions
      Adopted by the Shareholders at the Meeting, As Well
      As to Delegate the Powers It Receives from the
      Shareholders at the Meeting, and Grant of Powers to
      Convert Such Resolutions Into A Public Instrument   Management     For          Voted - For
Meeting Date: 27-Mar-15       Meeting Type: Ordinary General Meeting
1A  Approval Individual and Consolidated Annual Accounts  Management     For          Voted - For
1B  Approval Social Management                            Management     For          Voted - For
2   Allocation of Results                                 Management     For          Voted - For
3A  Re-election Mr Carlos Fernandez Gonzalez              Management     For          Voted - For
3B  Ratification Mrs Sol Daurella Comadran                Management     For          Voted - For
3C  Ratification Mr Bruce Carnegie- Brown                 Management     For          Voted - For
3D  Ratification Mr Jose Antonio Alvarez Alvarez          Management     For          Voted - For
3E  Re-election Mr Juan Rodriguez Inciarte                Management     For          Voted - For
3F  Re-election Mr Matias Rodriguez Inciarte              Management     For          Voted - For
3G  Re-election Mr Juan Miguel Villar Mir                 Management     For          Voted - For
3H  Re-election Mr Guillermo De La Dehesa Romero          Management     For          Voted - For
4   Renew Appointment of Deloitte As Auditor              Management     For          Voted - For
5A  Amendment of Articles 20,23,24, 25,31 and 35 of
      Bylaws                                              Management     For          Voted - For
5B  Amendment Arts 42,43,44,45,46,47
      50,52,53,54,55,56,57,58,59,59bis. New Arts 54bis
      and 59                                              Management     For          Voted - For
5C  Amendment Arts 60 and 61 of Bylaws                    Management     For          Voted - For
5D  Amendment Arts 62 64 65 of Bylaws                     Management     For          Voted - For
6A  Amendment Gm Regulations Arts 2,4, 5,6,7 and 8        Management     For          Voted - For
6B  Amendment Gm Regulations Arts 18,21,22 and 23         Management     For          Voted - For
7   Delegation Powers Increase Capital                    Management     For          Voted - For
8   Authorization to Board Directors to Increase
      Capital Once Or More                                Management     For          Voted - For
9A  First Increase in Capital                             Management     For          Voted - For
9B  Second Increase in Capital                            Management     For          Voted - For
10A Delegation Powers to Issue Fix Income                 Management     For          Voted - For
10B Other Fix Income                                      Management     For          Voted - For
11  Remuneration Policy of Directors                      Management     For          Voted - For
12  Remuneration System Administrator                     Management     For          Voted - For
13  Approval Maximum Remuneration of Executive
      Directors and Others                                Management     For          Voted - For
14A Deferred and Conditional Variable Compensation Plan   Management     For          Voted - For
14B Performance Shares Plan                               Management     For          Voted - For
14C Santander UK PLC Employees Plan                       Management     For          Voted - For
15  Authorization to the Board of Directors to
      Implement Agreements Adopted by Shareholders at the
      Gm                                                  Management     For          Voted - For
16  Consultative Vote Regarding the Annual Remuneration
      Report of the Board of Directors                    Management     For          Voted - For





                          MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
BAYER AG, LEVERKUSEN
 CUSIP: D0712D163
 Meeting Date: 27-May-15  Meeting Type: Annual General Meeting
 1. Presentation of the Adopted Annual Financial
      Statements 3 and the Approved Consolidated
      Financial Statements, the Combined Management
      Report, the Report of the Supervisory Board, the
      Explanatory Report by the Board of Management on
      Takeover-related Information, and the Proposal by
      the Board of Management on the Use of the
      Distributable Profit for the Fiscal Year 2014, and
      Resolution on the Use of the Distributable Profit   Management     For          Voted - For
 2. Ratification of the Actions of the Members of the
      Board of Management                                 Management     For          Voted - For
 3. Ratification of the Actions of the Members of the
      Supervisory Board                                   Management     For          Voted - For
 4. Supervisory Board Election: Prof. Dr. Dr. H.c.
      Mult. Otmar D. Wiestler                             Management     For          Voted - For
 5. Amendment of the Object of the Company (section 2,
      Paragraph 1 of the Articles of Incorporation)       Management     For          Voted - For
 6. Election of the Auditor of the Financial Statements
      and for the Review of the Half-yearly Financial
      Report: PricewaterhouseCoopers Aktiengesellschaft   Management     For          Voted - For
BAYERISCHE MOTOREN WERKE AG, MUENCHEN
 CUSIP: D12096109
 Meeting Date: 13-May-15  Meeting Type: Annual General Meeting
 1. Presentation of the Company Financial Statements
      and the Group Financial State-ments for the
      Financial Year Ended 31 December 2014, As Approved
      by the Superv-isory Board, Together with the
      Combined Company and Group Management Report, T-he
      Explanatory Report of the Board of Management on
      the Information Required P-ursuant to Section 289
      (4) and Section 315 (4) of the German Commercial
      Code (-hgb) and the Report of the Supervisory Board Non-Voting                  Non-Voting
 2. Resolution on the Appropriation of the
      Distributable Profit the Distributable Profit of
      Eur 1,904,224,588.04 Shall be Appropriated As
      Follows:payment of A Dividend of Eur 2.92 Per
      Preferred Share and Eur 2.90 Per Ordinary
      Shareex-dividend Date: May 14, 2015 Payable Date:
      May 15, 2015                                        Management     For          Voted - For
 3. Resolution on the Ratification of the Acts of the
      Board of Management                                 Management     For          Voted - For
 4. Resolution on the Ratification of the Acts of the
      Supervisory Board                                   Management     For          Voted - For
 5. Election of the Auditor: KPMG Ag                      Management     For          Voted - For





                             MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
 6.1 Elections to the Supervisory Board: Prof. Dr. Rer.
       Nat. Dr.-ing. E. H. Henning Kagermann            Management     For          Voted - For
 6.2 Elections to the Supervisory Board: Simone Menne   Management     For          Voted - For
 6.3 Elections to the Supervisory Board: Dr.-ing.
       Dr.-ing. E. H. Norbert Reithofer                 Management     For          Voted - For
 7.  Resolution on Amendments to Article 10 of the
       Articles of Incorporation                        Management     For          Voted - For
BG GROUP PLC, READING BERKSHIRE
 CUSIP: G1245Z108
 Meeting Date: 05-May-15     Meeting Type: Annual General Meeting
 1   Annual Report and Accounts                         Management     For          Voted - For
 2   Remuneration Report                                Management     For          Voted - For
 3   Declaration of Dividend                            Management     For          Voted - For
 4   Election of Helge Lund                             Management     For          Voted - For
 5   Re-election of Vivienne Cox                        Management     For          Voted - For
 6   Re-election of Pam Daley                           Management     For          Voted - For
 7   Re-election of Martin Ferguson                     Management     For          Voted - For
 8   Re-election of Andrew Gould                        Management     For          Voted - For
 9   Re-election of Baroness Hogg                       Management     For          Voted - For
 10  Re-election of Sir John Hood                       Management     For          Voted - For
 11  Re-election of Caio Koch-weser                     Management     For          Voted - For
 12  Re-election of Lim Haw-kuang                       Management     For          Voted - For
 13  Re-election of Simon Lowth                         Management     For          Voted - For
 14  Re-election of Sir David Manning                   Management     For          Voted - For
 15  Re-election of Mark Seligman                       Management     For          Voted - For
 16  Re-election of Patrick Thomas                      Management     For          Voted - For
 17  Re-appointment of Auditors                         Management     For          Voted - For
 18  Remuneration of Auditors                           Management     For          Voted - For
 19  Political Donations                                Management     For          Voted - For
 20  Authority to Allot Shares                          Management     For          Voted - For
 21  Disapplication of Pre-emption Rights               Management     For          Voted - For
 22  Authority to Make Market Purchases of Own Shares   Management     For          Voted - For
 23  Notice Periods for General Meetings                Management     For          Voted - For
BNP PARIBAS SA, PARIS
 CUSIP: F1058Q238
 Meeting Date: 13-May-15     Meeting Type: Mix
 O.1 Approval of the Corporate Financial Statements for
       the 2014 Financial Year                          Management     For          Voted - For
 O.2 Approval of the Consolidated Financial Statements
       for the 2014 Financial Year                      Management     For          Voted - For
 O.3 Allocation of Income for the Financial Year Ended
       on December 31, 2014 and Dividend Distribution   Management     For          Voted - For





                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
O.4 Special Report of the Statutory Auditors on the
      Agreements and Commitments Pursuant to Articles
      L.225-38 Et Seq. of the Commercial Code             Management     For          Voted - For
O.5 Authorization for the Company Bnp Paribas to
      Repurchase Its Own Shares                           Management     For          Voted - For
O.6 Renewal of Term of Mr. Pierre Andre De Chalendar As
      Director                                            Management     For          Voted - For
O.7 Renewal of Term of Mr. Denis Kessler As Director      Management     For          Voted - For
O.8 Renewal of Term of Mrs. Laurence Parisot As Director  Management     For          Voted - For
O.9 Ratification of the Cooptation of Mr. Jean Lemierre
      As Director                                         Management     For          Voted - For
O.10 Advisory Vote on the Compensation Owed Or Paid for
      the 2014 Financial Year to Mr. Jean Lemierre,
      Chairman of the Board of Directors from December 1,
      2014. Recommendation of Section 24.3 of the
      Afep-medef Code                                     Management     For          Voted - For
O.11 Advisory Vote on the Compensation Owed Or Paid to
      Mr. Jean-laurent Bonnafe, Ceo, for the 2014
      Financial Year. Recommendation of Section 24.3 of
      the Afep-medef Code                                 Management     For          Voted - For
O.12 Advisory Vote on the Compensation Owed Or Paid to
      Mr. Philippe Bordenave, Managing Director, for the
      2014 Financial Year. Recommendation of Section 24.3
      of the Afep-medef Code                              Management     For          Voted - For
O.13 Advisory Vote on the Compensation Owed Or Paid to
      Mr. Francois Villeroy De Galhau, Managing Director,
      for the 2014 Financial Year. Recommendation of
      Section 24.3 of the Afep-medef Code                 Management     For          Voted - For
O.14 Advisory Vote on the Compensation Owed Or Paid for
      the 2014 Financial Year to Mr. Baudouin Prot,
      Chairman of the Board of Directors Until December
      1, 2014. Recommendation of Section 24.3 of the
      Afep-medef Code                                     Management     For          Voted - For
O.15 Advisory Vote on the Compensation Owed Or Paid for
      the 2014 Financial Year to Mr. Chodron De Courcel,
      Managing Director Until June 30, 2014.
      Recommendation of Section 24.3 of the Afep-medef
      Code                                                Management     For          Voted - For
O.16 Advisory Vote on the Compensation of Any Kind Paid
      to the Effective Officers and Certain Categories of
      Employees for the 2014 Financial Year Pursuant to
      Article L.511-73 of the Monetary and Financial Code Management     For          Voted - For
O.17 Setting the Ceiling for the Variable Part of the
      Compensation of Effective Officers and Certain
      Categories of Employees Pursuant to Article
      L.511-78 of the Monetary and Financial Code         Management     For          Voted - For
E.18 Amendment to the Bylaws Related to the Reform
      Regarding Double Voting Right Implemented Pursuant
      to Law No.2014-384 of March 9, 2014 to Reclaim
      Actual Economy                                      Management     For          Voted - For
E.19 Authorization to be Granted to the Board of
      Directors to Reduce Capital by Cancellation of
      Shares                                              Management     For          Voted - For
E.20 Powers to Carry Out All Legal Formalities            Management     For          Voted - For





                             MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
CAP GEMINI SA, PARIS
 CUSIP: F13587120
 Meeting Date: 06-May-15     Meeting Type: Mix
 O.1 Review and Approval of the Annual Corporate
       Financial Statements for the 2014 Financial Year    Management     For          Voted - For
 O.2 Review and Approval of the Consolidated Financial
       Statements for the 2014 Financial Year              Management     For          Voted - For
 O.3 Acknowledgment of Absence of New Agreements           Management     For          Voted - For
 O.4 Allocation of Income and Setting the Dividend         Management     For          Voted - For
 O.5 Advisory Review of the Compensation Owed Or Paid to
       Mr. Paul Hermelin, President and Ceo for the 2014
       Financial Year                                      Management     For          Voted - For
 O.6 Setting the Amount of Attendance Allowances to be
       Allocated to the Board of Directors                 Management     For          Voted - For
 O.7 Authorization to Implement A Share Buyback Program
       to Allow the Company to Repurchase Its Own Shares
       for an 18-month Period and Up to A Number of Shares
       Equal to A Maximum of 10% of Share Capital, A
       Maximum Amount of 1,960 Million Euros and A Price
       of Eur 120 Per Shares                               Management     For          Voted - For
 E.8 Authorization Granted to the Board of Directors for
       A 24-month Period to Cancel Shares That the Company
       Would Have Repurchased Under the Share Buyback
       Program                                             Management     For          Voted - For
 E.9 Authorization Granted to the Board of Directors for
       an 18-month Period to Carry Out the Allocation of
       Shares Existing Or to be Issued Up to 1% of Capital
       to Employees and Corporate Officers of the Company
       and Its French and Foreign Subsidiaries, with
       Cancellation of Shareholders Preferential
       Subscription Rights in Favor of Beneficiaries of
       These Allocations                                   Management     For          Voted - For
 E.10 Amendment to Article 8 Paragraph 1 of the
       Bylaws-right Attached to Each Shares-in Order to
       Allow Each Share to Maintain A Single Voting Right
       Even If Registered Shares                           Management     For          Voted - For
 E.11 Amendment to Article 10 Paragraph 3 of the
       Bylaws-threshold Crossing- Technical Amendment      Management     For          Voted - For
 E.12 Amendment to Article 15 of the Bylaws-method of
       Exercising the General Management. Setting the
       Maximum Number of Managing Directors. Technical
       Amendment                                           Management     For          Voted - For
 E.13 Amendment to Article 19 Paragraph 3 of the
       Bylaws-general Meetings. Technical Amendment        Management     For          Voted - For
 O.14 Powers to Carry Out All Legal Formalities            Management     For          Voted - For





                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHINA EASTERN AIRLINES CORPORATION LTD, SHANGHAI
 CUSIP: Y1406M102
 Meeting Date: 15-Jan-15 Meeting Type: Extraordinary General Meeting
 1  To Consider and Approve the Resolution on the
      Provision of Guarantees by the Company in Favour of
      Eastern Air Overseas (hong Kong) Co., Ltd           Management     For          Voted - For
 2  To Consider, Approve, Confirm and Ratify the
      Aircraft Finance Lease Framework Agreement Entered
      Into Between the Company and Ces International
      Financial Leasing Corporation Limited, Details of
      Which are Set Out in the Announcement and to be Set
      Out in the Circular; and to Authorise Any Director
      of the Company Or His/her Authorised Person(s) to
      Sign All Such Documents And/or Do All Such Things
      and Acts As He/she May Consider Necessary Or
      Expedient and in the Interest of the Company for
      the Purpose of Effecting Or Otherwise in Connection
      with All Transactions Relating to the Aircraft
      Finance Lease Framework Agreement Or Any Matter
      Incidental Thereto                                  Management     For          Voted - For
    01 Dec 2014: Please Note That This is A Revision
      Due to Change in Record Date-from 14 Jan 2015 to 15
      Dec 2014. If You Have Already Sent in Your Votes,
      Pleas-e Do Not Vote Again Unless You Decide to
      Amend Your Original Instructions. Tha-nk You.       Non-Voting                  Non-Voting
 Meeting Date: 16-Jun-15 Meeting Type: Annual General Meeting
 1  That, to Consider and Approve the Report of the
      Board of Directors of the Company (the "board") for
      the Year 2014                                       Management     For          Voted - For
 2  That, to Consider and Approve the Report of the
      Supervisory Committee of the Company (the
      "supervisory Committee") for the Year 2014          Management     For          Voted - For
 3  That, to Consider and Approve the Financial Reports
      of the Company for the Year 2014                    Management     For          Voted - For
 4  That, to Consider and Approve the Company's Profit
      Distribution Proposal for the Year 2014             Management     For          Voted - For
 5  That, to Consider and Approve the Appointment of
      the Company's Prc Domestic Auditors and
      International Auditors for Financial Reporting for
      the Year 2015, and to Authorise the Board to
      Determine Their Remuneration                        Management     For          Voted - For
 6  That, to Consider and Approve the Appointment of
      the Company's Auditors for Internal Control for the
      Year 2015, and to Authorise the Board to Determine
      Their Remuneration                                  Management     For          Voted - For
 7  That, to Consider and Approve the Resolution on
      Granting of A General Mandate to the Board to Issue
      Bonds: It Was Agreed That the Board be and is
      Hereby Granted A General and Unconditional Mandate
      to Issue Debt Instruments in One Tranche Or
      Multiple Tranches, Within the Cap Amount of





                                      MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
        Issuance Stipulated Under Applicable Laws: (1) Debt
        Instruments Shall Include But Not be Limited to
        Corporate Bonds, Super Short-term Commercial Paper,
        Short-term Commercial Paper, Mid-term Notes,
        Offshore Renminbi Bonds Or Us Dollar Bonds.
        However, Bonds to be Issued Or Debt Instruments to
        be Issued Under This Mandate Shall Not Include
        Bonds Which are Convertible Into Shares of the
        Company. (2) Issuer: the Company And/or Its Wholly
        Or Non-wholly Owned Subsidiaries. the Exact Issuer
        Shall be Determined by the Board Based on the Needs
        in the Particular Issuance. (3) Issue Size: Debt
        Instruments Shall be Issued Under This Mandate
        Within the Cap Amount of Bond Issuance Stipulated
        Under Applicable Laws, Subject to the Outstanding
        Amount of Each Type of Debt Instrument. the Actual
        Size of Issue Shall be Determined by the Board
        Based on Funding Requirements and Market
        Conditions. (4) Maturity and Class of Issue: Not
        More Than 15 Years in the Form of A Uniform
        Maturity Date Or A Bond Portfolio with Several
        Maturity Dates. the Actual Composition of Maturity
        and the Size of Each Class of the Bonds Shall be
        Determined by the Board Based on Relevant
        Requirements and Market Conditions. (5) Use of
        Proceeds: It is Expected That the Proceeds from
        Such Issuance Shall be Used for Purposes in
        Compliance with Laws and Regulations, Including
        Satisfying the Production and Operation Needs of
        the Company, Adjusting Debt Structure,
        Supplementing Working Funds And/or Project
        Investment. Details of the Use of Proceeds Shall be
        Determined by the Board Based on Funding
        Requirements. (6) Valid Term of Mandate: One Year
        from the Approval of This Resolution by the
        Shareholders of the Company (the "shareholders") in
        A General Meeting of the Company. If the Board
        And/or Its Delegate(s) Has Decided to Proceed with
        Issuance(s) Within the Valid Term of the Mandate,
        and the Company Has Obtained Issuance Approval,
        Permission Or Registration from Regulatory Bodies
        Within the Valid Term of the Mandate, the Company
        May Complete the Relevant Issuance Within the Valid
        Term Confirmed Under Any of Such Approval,
        Permission Or Registration. (7) Authorisation to be
        Granted to the Board an Authorisation be and is
        Hereby Granted Generally and Unconditionally to the
        Board, Based on the Specific Needs of the Company
        and Other Market Conditions: (i) to Determine the
        Issuer, Type, Specific Class, Specific Terms,
        Conditions and Other Matters, Including But Not
        Limited to the Actual Issue Size, the Actual Total
        Amount, Currency, Issue Price, Interest Rates Or
        the Formula for Determining the Interest Rates,
        Place of Issuance, Timing of the Issue, Maturity,
        Whether Or Not to Issue in Tranches and the Number
        of Tranches, Whether to Set Buyback and Redemption
        Clauses, Rating Arrangements, Guarantees, Due Dates





                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      for Principal and Interest Payments, Use of
      Proceeds, Underwriting Arrangements and All Matters
      Relating to the Issue. (ii) to Take All Such Acts
      and Steps As Considered to be Necessary and
      Incidental to This Issuance, Including But Not
      Limited to the Engagement of Intermediary(ies) to
      Represent the Company in Application to Relevant
      Regulatory Bodies for Approval, Registration,
      Filing Etc. in Relation to This Issuance, Sign All
      Necessary Legal Documents for This Issuance, and
      Handle Other Matters in Relation to the Issuance,
      Arrangement of Principal and Interest Payments
      Within the Duration of the Bonds, and Trading and
      Listing. (iii) to Approve, Confirm and Ratify the
      Acts and Steps Stated Above Taken in Connection
      with the Issuance. (iv) to Make Corresponding
      Adjustments to the Detailed Plan of the Issue of
      the Bonds and Other Relevant Matters Within the
      Scope of the Mandate to be Granted to the Board in
      Accordance with Opinions of Regulatory Authorities
      Or the Existing Market Conditions, in the Event of
      Any Changes in the Policy of Regulatory Authorities
      on the Issue of Bonds Or Any Changes in Market
      Conditions, Save for the Matters That are Subject
      to Shareholders' Re-voting at the Shareholders'
      Meeting Under Relevant Laws, Regulations and the
      Articles of Association of China Eastern Airlines
      Corporation Limited. (v) to Determine and Handle,
      Upon Completion of the Issuance, Matters in
      Relation to the Listing of the Debt Instruments
      Which Have Been Issued. (vi) to Approve, Sign and
      Distribute Announcements and Circulars in Relation
      to This Issuance and Disclose Relevant Information,
      Pursuant to the Governing Rules Applicable at the
      Place of Listing of the Company. (vii) to Adjust
      the Currency Structure and Interest Rate Structure
      of the Bonds Based on the Market Conditions Within
      the Duration of the Bonds                           Management     For          Voted - For
8   That, to Consider and Approve the Granting of A
      General Mandate to the Board to Issue Shares of the
      Company: (a) the Board be and is Hereby Granted,
      During the Relevant Period (as Hereafter Defined),
      an Unconditional General Mandate to Separately Or
      Concurrently Issue, Allot And/or Deal with the
      Domestic Shares ("a Shares") and the Overseas
      Listed Foreign Shares ("h Shares") of the Company,
      and to Make Offers, Enter Into Agreements Or Grant
      Options in Respect Thereof, Subject to the
      Following Conditions: (i) Such Mandate Shall Not
      Extend Beyond the Relevant Period Save That If the
      Board During the Relevant Period Makes the Issuance
      Resolutions, Such Issuance May Complete Beyond the
      Relevant Period After Obtaining All Necessary
      Approvals from Relevant Prc Government Authorities
      by the Company Which May Take Longer Time Than the
      Relevant Period; (ii) the Number of the A Shares
      and H Shares Approved by the Board to be Issued and





                                     MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
       Allotted Or Agreed Conditionally Or Unconditionally
       to be Issued and Allotted by the Board Shall Not,
       Respectively, Exceed 20% of the Existing A Shares
       and H Shares As at the Time of Approval of This
       Resolution by the Shareholders; and (iii) the Board
       Will Only Exercise Such Mandate in Accordance with
       the Company Law of the Prc and the Rules Governing
       the Listing of Securities on the Stock Exchange of
       Hong Kong Limited (each As Amended from Time to
       Time) Or Applicable Laws, Rules and Regulations of
       Other Government Or Regulatory Bodies and the
       Company Will Complete Such Issuance Only If All
       Necessary Approvals from the China Securities
       Regulatory Commission And/or Other Relevant Prc
       Government Authorities are Obtained. (b) for the
       Purposes of This Special Resolution: "relevant
       Period" Means the Period from the Passing of This
       Special Resolution Until the Earliest One of the
       Following Three Terms: (i) the Conclusion of the
       Next Annual General Meeting of the Company
       Following the Passing of This Special Resolution;
       (ii) the Expiration of the 12-month Period
       Following the Passing of This Special Resolution;
       and (iii) the Date on Which the Authority Granted
       to the Board Set Out in This Special Resolution is
       Revoked Or Varied by A Special Resolution of the
       Shareholders in A General Meeting. (c) Contingent
       on the Board Resolving to Separately Or
       Concurrently Issue Shares Pursuant to Paragraph (a)
       of This Special Resolution, the Board be Authorised
       to Increase the Registered Capital of the Company
       to Reflect the Number of Shares Authorised to be
       Issued by the Company Pursuant to Paragraph (a) of
       This Special Resolution and to Make Such
       Appropriate and Necessary Amendments to the
       Articles of Association of the Company (the
       "articles of Association") As They Think Fit to
       Reflect Such Increases in the Registered Capital of
       the Company and to Take Any Other Action and
       Complete the Formalities Required to Effect the
       Separate Or Concurrent Issuance of Shares Pursuant
       to Paragraph (a) of This Special Resolution and the
       Increase in the Registered Capital of the Company   Management     For          Voted - For
9    That, to Consider and Approve the "china Eastern
       Airlines Corporation Limited Satisfies the
       Conditions for Non-public Issuance of A Shares to
       Specific Subscriber As Specified". Details of the
       Aforesaid Plan Were Contained in the Overseas
       Regulatory Announcement of the Company Published on
       the Website of the Stock Exchange on 23 April 2015  Management     For          Voted - For
10.1 That, to Consider and Approve the "proposal for the
       Non-public Issuance of A Shares to Specific
       Subscriber by China Eastern Airlines Corporation
       Limited As Specified": Class of Shares to be Issued
       and Nominal Value                                   Management     For          Voted - For
10.2 That, to Consider and Approve the "proposal for the
       Non-public Issuance of A Shares to Specific





                                     MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
       Subscriber by China Eastern Airlines Corporation
       Limited As Specified": Method of Issue              Management     For          Voted - For
10.3 That, to Consider and Approve the "proposal for the
       Non-public Issuance of A Shares to Specific
       Subscriber by China Eastern Airlines Corporation
       Limited As Specified": Target Subscriber and Method
       of Subscription                                     Management     For          Voted - For
10.4 That, to Consider and Approve the "proposal for the
       Non-public Issuance of A Shares to Specific
       Subscriber by China Eastern Airlines Corporation
       Limited As Specified": Number of New A Shares to be
       Issued and Issue Size                               Management     For          Voted - For
10.5 That, to Consider and Approve the "proposal for the
       Non-public Issuance of A Shares to Specific
       Subscriber by China Eastern Airlines Corporation
       Limited As Specified": Price Determination Date,
       Issue Price and Basis of Determination of Issue
       Price                                               Management     For          Voted - For
10.6 That, to Consider and Approve the "proposal for the
       Non-public Issuance of A Shares to Specific
       Subscriber by China Eastern Airlines Corporation
       Limited As Specified": Lock-up Period               Management     For          Voted - For
10.7 That, to Consider and Approve the "proposal for the
       Non-public Issuance of A Shares to Specific
       Subscriber by China Eastern Airlines Corporation
       Limited As Specified": Place of Listing             Management     For          Voted - For
10.8 That, to Consider and Approve the "proposal for the
       Non-public Issuance of A Shares to Specific
       Subscriber by China Eastern Airlines Corporation
       Limited As Specified": Use of Proceeds              Management     For          Voted - For
10.9 That, to Consider and Approve the "proposal for the
       Non-public Issuance of A Shares to Specific
       Subscriber by China Eastern Airlines Corporation
       Limited As Specified": Arrangement Relating to the
       Distributable Profits of the Company Accumulated
       But Not Declared                                    Management     For          Voted - For
10.10That, to Consider and Approve the "proposal for the
       Non-public Issuance of A Shares to Specific
       Subscriber by China Eastern Airlines Corporation
       Limited As Specified": Valid Period of the
       Authorisation in Respect of the Additional A Shares
       Issue                                               Management     For          Voted - For
11   That, to Consider and Approve the "plan for the
       Non-public Issuance of A Shares by China Eastern
       Airlines Corporation Limited As Specified". Details
       of the Aforesaid Plan Were Contained in the
       Overseas Regulatory Announcement of the Company
       Published on the Website of the Stock Exchange on
       23 April 2015                                       Management     For          Voted - For
12   That, to Consider and Approve the "explanation on
       the Use of the Proceeds of the Previous Fund
       Raising Activities As Specified". Details of the
       Aforesaid Plan Were Contained in the Overseas
       Regulatory Announcement of the Company Published on
       the Website of the Stock Exchange on 23 April 2015  Management     For          Voted - For





                        MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
13  That, to Consider and Approve the "authorization to
      the Board and Its Authorized Representative(s) at
      the Shareholders' Meeting to Proceed with the
      Matters Relating to the Non- Public Issuance of A
      Shares As Specified". Details of the Aforesaid Plan
      Were Contained in the Overseas Regulatory
      Announcement of the Company Published on the
      Website of the Stock Exchange on 23 April 2015      Management     For          Voted - For
14  That, to Consider and Approve the " Feasibility
      Report on the Use of Proceeds Raised from the
      Non-public Issuance of A Shares by China Eastern
      Airlines Corporation Limited As Specified". Details
      of the Aforesaid Plan Were Contained in the
      Overseas Regulatory Announcement of the Company
      Published on the Website of the Stock Exchange on
      23 April 2015                                       Management     For          Voted - For
15  That, to Consider and Approve the "future Plan for
      Return to the Shareholders for the Coming Three
      Years (2015-2017) by China Eastern Airlines
      Corporation Limited As Specified". Details of the
      Aforesaid Plan Were Contained in the Overseas
      Regulatory Announcement of the Company Published on
      the Website of the Stock Exchange on 23 April 2015  Management     For          Voted - For
16  That, to Elect Mr. Tian Liuwen (as Specified) As A
      Director of the Seventh Session of the Board, with
      A Term of Office in Line with the Current Session
      of the Board                                        Management     For          Voted - For
17  That, to Elect Mr. Shao Ruiqing (as Specified) As
      an Independent Non- Executive Director of the
      Seventh Session of the Board, with A Term of Office
      in Line with the Current Session of the Board       Management     For          Voted - For
18  That, to Agree the Entering Into the Master Lease
      Agreement Between the Company and Ces International
      Financial Leasing Corporation Limited ("ces
      Leasing") in Relation to the Finance Lease from Ces
      Leasing to the Company No More Than 23 Aircraft,
      with the Lease Term of 120 Months, the Leasing
      Interest Rate of 6 Month Usd Libor Plus 1% to 3%,
      the Total Leasing Arrangement Fee of No More Than
      Rmb75 Million, the Total Rental Fee (including the
      Principal and Interest) of No More Than Usd1.7
      Billion; and That to Authorise the President of the
      Company to Take Charge of the Specific
      Implementation                                      Management     For          Voted - For
Meeting Date: 16-Jun-15 Meeting Type: Class Meeting
1.1 That, to Consider and Approve the Proposal for the
      Non-public Issuance of A Shares to Specific
      Subscribers by China Eastern Airlines Corporation
      Limited As Specified: Class of Shares to be Issued
      and Nominal Value                                   Management     For          Voted - For
1.2 That, to Consider and Approve the Proposal for the
      Non-public Issuance of A Shares to Specific
      Subscribers by China Eastern Airlines Corporation
      Limited As Specified: Method of Issue               Management     For          Voted - For





                              MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 1.3  That, to Consider and Approve the Proposal for the
        Non-public Issuance of A Shares to Specific
        Subscribers by China Eastern Airlines Corporation
        Limited As Specified: Target Subscriber and Method
        of Subscription                                     Management     For          Voted - For
 1.4  That, to Consider and Approve the Proposal for the
        Non-public Issuance of A Shares to Specific
        Subscribers by China Eastern Airlines Corporation
        Limited As Specified: Number of New A Shares to be
        Issued and Issue Size                               Management     For          Voted - For
 1.5  That, to Consider and Approve the Proposal for the
        Non-public Issuance of A Shares to Specific
        Subscribers by China Eastern Airlines Corporation
        Limited As Specified: Price Determination Date,
        Issue Price and Basis of Determination of Issue
        Price                                               Management     For          Voted - For
 1.6  That, to Consider and Approve the Proposal for the
        Non-public Issuance of A Shares to Specific
        Subscribers by China Eastern Airlines Corporation
        Limited As Specified: Lock-up Period                Management     For          Voted - For
 1.7  That, to Consider and Approve the Proposal for the
        Non-public Issuance of A Shares to Specific
        Subscribers by China Eastern Airlines Corporation
        Limited As Specified: Place of Listing              Management     For          Voted - For
 1.8  That, to Consider and Approve the Proposal for the
        Non-public Issuance of A Shares to Specific
        Subscribers by China Eastern Airlines Corporation
        Limited As Specified: Use of Proceeds               Management     For          Voted - For
 1.9  That, to Consider and Approve the Proposal for the
        Non-public Issuance of A Shares to Specific
        Subscribers by China Eastern Airlines Corporation
        Limited As Specified: Arrangement Relating to the
        Distributable Profits of the Company Accumulated
        But Not Declared                                    Management     For          Voted - For
 1.10 That, to Consider and Approve the Proposal for the
        Non-public Issuance of A Shares to Specific
        Subscribers by China Eastern Airlines Corporation
        Limited As Specified: Valid Period of the
        Authorisation in Respect of the Additional A Shares
        Issue                                               Management     For          Voted - For
CREDIT SUISSE GROUP AG, ZUERICH
 CUSIP: H3698D419
 Meeting Date: 24-Apr-15      Meeting Type: Annual General Meeting
 1.1  Presentation of the 2014 Annual Report, the Parent
        Company's 2014 Financial St-atements, the Group's
        2014 Consolidated Financial Statements, the
        Correspondin-g Auditors' Reports, and the 2014
        Compensation Report                                 Non-Voting                  Non-Voting
 1.2  Consultative Vote on the 2014 Compensation Report     Management     For          Voted - For
 1.3  Approval of the 2014 Annual Report, the Parent
        Company's 2014 Financial Statements, and the
        Group's 2014 Consolidated Financial Statements      Management     For          Voted - For





                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Discharge of the Acts of the Members of the Board
      of Directors and the Executive Board                Management     For          Voted - For
3.1 Resolution on the Appropriation of Retained Earnings  Management     For          Voted - For
3.2 Resolution on the Distribution Against Reserves
      from Capital Contributions in the Form of Either A
      Scrip Dividend Or A Cash Distribution: the Board of
      Directors Proposes the Distribution of Chf 0.70 Per
      Registered Share Against Reserves from Capital
      Contributions in the Form of Either A Scrip
      Dividend, A Cash Distribution Or A Combination
      Thereof: - Delivery of New Registered Shares of
      Credit Suisse Group Ag, Each with A Par Value of
      Chf 0.04; Or - Cash Distribution in the Amount of
      Chf 0.70 Per Registered Share Pursuant to the Terms
      and Conditions Set Forth in the Document
      Shareholder Information - Summary Document          Management     For          Voted - For
4.1 Approval of the Compensation of the Board of
      Directors                                           Management     For          Voted - For
4.2 Approval of the Compensation of the Executive Board   Management     For          Voted - For
5   Increase and Extension of Authorized Capital          Management     For          Voted - For
6.1.1 Re-election of Urs Rohner As Member and Chairman of
      the Board of Directors                              Management     For          Voted - For
6.1.2 Re-election of Jassim Bin Hamad J.j. Al Thani As
      Member of the Board of Directors                    Management     For          Voted - For
6.1.3 Re-election of Iris Bohnet As Member of the Board
      of Directors                                        Management     For          Voted - For
6.1.4 Re-election of Noreen Doyle As Member of the Board
      of Directors                                        Management     For          Voted - For
6.1.5 Re-election of Andreas Koopmann As Member of the
      Board of Directors                                  Management     For          Voted - For
6.1.6 Re-election of Jean Lanier As Member of the Board
      of Directors                                        Management     For          Voted - For
6.1.7 Re-election of Kai Nargolwala As Member of the
      Board of Directors                                  Management     For          Voted - For
6.1.8 Re-election of Severin Schwan As Member to the
      Board of Directors                                  Management     For          Voted - For
6.1.9 Re-election of Richard E. Thornburgh As Member of
      the Board of Directors                              Management     For          Voted - For
6.110Re-election of Sebastian Thrun As Member of the
      Board of Directors                                  Management     For          Voted - For
6.111Re-election of John Tiner As Member of the Board of
      Directors                                           Management     For          Voted - For
6.112Election of Seraina Maag As Member of the Board of
      Directors                                           Management     For          Voted - For
6.2.1 Re-election of Iris Bohnet As Member of the
      Compensation Committee                              Management     For          Voted - For
6.2.2 Re-election of Andreas Koopmann As Member of the
      Compensation Committee                              Management     For          Voted - For
6.2.3 Re-election of Jean Lanier As Member of the
      Compensation Committee                              Management     For          Voted - For
6.2.4 Re-election of Kai Nargolwala As Member of the
      Compensation Committee                              Management     For          Voted - For
6.3 Election of the Independent Auditors: KPMG Ag,
      Zurich                                              Management     For          Voted - For





                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 6.4  Election of the Special Auditors: Bdo Ag, Zurich      Management     For          Voted - For
 6.5  Election of the Independent Proxy: Attorney-at-law
        Lic. Iur. Andreas G. Keller                         Management     For          Voted - For
 III  If, at the Annual General Meeting, Shareholders Or
        the Board of Directors Put Forward Any Additional
        Proposals Or Amendments to Proposals Already Set
        Out in the Published Agenda Or Any Proposals Under
        Art. 700 Para. 3 of the Swiss Code of Obligations,
        I Hereby Authorize the Independent Proxy to Vote on
        Such Proposals As Follows: Vote in Favor of These
        Proposals/recommendations of the Board of Directors
        (yes), Vote in Favor of These Proposals by
        Shareholders (no), Vote Against These Proposals
        (abstain)                                           Management     For          Voted - For
CSL LTD, PARKVILLE VIC
 CUSIP: Q3018U109
 Meeting Date: 15-Oct-14 Meeting Type: Annual General Meeting
 2.a  To Re-elect Professor John Shine As A Director        Management     For          Voted - For
 2.b  To Re-elect Ms Christine O'reilly As A Director       Management     For          Voted - For
 2.c  To Re-elect Mr Bruce Brook As A Director              Management     For          Voted - For
 3    Adoption of the Remuneration Report                   Management     For          Voted - For
 4    Grant of Performance Options and Performance Rights
        to Mr Paul Perreault, the Managing Director and
        Chief Executive Officer                             Management     For          Voted - For
 5    Remuneration of Non-executive Directors               Management     For          Voted - For
DAIWA HOUSE INDUSTRY CO.,LTD.
 CUSIP: J11508124
 Meeting Date: 26-Jun-15 Meeting Type: Annual General Meeting
 1    Approve Appropriation of Surplus                      Management     For          Voted - For
 2    Amend Articles To: Adopt Reduction of Liability
        System for Non-executive Directors and Corporate
        Auditors                                            Management     For          Voted - For
 3.1  Appoint A Director Higuchi, Takeo                     Management     For          Voted - For
 3.2  Appoint A Director Ono, Naotake                       Management     For          Voted - For
 3.3  Appoint A Director Ishibashi, Tamio                   Management     For          Voted - For
 3.4  Appoint A Director Nishimura, Tatsushi                Management     For          Voted - For
 3.5  Appoint A Director Kawai, Katsutomo                   Management     For          Voted - For
 3.6  Appoint A Director Ishibashi, Takuya                  Management     For          Voted - For
 3.7  Appoint A Director Numata, Shigeru                    Management     For          Voted - For
 3.8  Appoint A Director Fujitani, Osamu                    Management     For          Voted - For
 3.9  Appoint A Director Kosokabe, Takeshi                  Management     For          Voted - For
 3.10 Appoint A Director Hama, Takashi                      Management     For          Voted - For
 3.11 Appoint A Director Tsuchida, Kazuto                   Management     For          Voted - For
 3.12 Appoint A Director Yamamoto, Makoto                   Management     For          Voted - For
 3.13 Appoint A Director Hori, Fukujiro                     Management     For          Voted - For





                            MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 3.14 Appoint A Director Yoshii, Keiichi                    Management     For          Voted - For
 3.15 Appoint A Director Kiguchi, Masahiro                  Management     For          Voted - For
 3.16 Appoint A Director Kamikawa, Koichi                   Management     For          Voted - For
 3.17 Appoint A Director Tanabe, Yoshiaki                   Management     For          Voted - For
 3.18 Appoint A Director Kimura, Kazuyoshi                  Management     For          Voted - For
 3.19 Appoint A Director Shigemori, Yutaka                  Management     For          Voted - For
 4    Appoint A Corporate Auditor Oda, Shonosuke            Management     For          Voted - For
 5    Approve Payment of Bonuses to Corporate Officers      Management     For          Voted - For
DBS GROUP HOLDINGS LTD, SINGAPORE
 CUSIP: Y20246107
 Meeting Date: 23-Apr-15    Meeting Type: Annual General Meeting
 1    To Receive and Adopt the Directors' Report and
        Audited Financial Statements for the Year Ended 31
        December 2014 and the Auditors' Report Thereon      Management     For          Voted - For
 2    To Declare A One-tier Tax Exempt Final Dividend of
        30 Cents Per Ordinary Share, for the Year Ended 31
        December 2014. 2013: Final Dividend of 30 Cents
        Per Ordinary Share, One- Tier Tax Exempt            Management     For          Voted - For
 3    To Declare A One-tier Tax Exempt Final Dividend of
        2 Cents Per Non- Voting Redeemable Convertible
        Preference Share, for the Year Ended 31 December
        2014. 2013: Final Dividend of 2 Cents Per
        Non-voting Redeemable Convertible Preference Share,
        One-tier Tax Exempt                                 Management     For          Voted - For
 4    To Approve the Amount of Sgd3,553,887 Proposed As
        Directors' Remuneration for the Year Ended 31
        December 2014. 2013: Sgd3,687,232                   Management     For          Voted - For
 5    To Re-appoint Messrs PricewaterhouseCoopers LLP As
        Auditors of the Company and to Authorise the
        Directors to Fix Their Remuneration                 Management     For          Voted - For
 6    To Re-elect the Director, Who are Retiring Under
        Article 95 of the Company's Articles of Association
        and Who, Being Eligible, Offer Himself for
        Re-election: Mr Peter Seah                          Management     For          Voted - For
 7    To Re-elect the Director, Who are Retiring Under
        Article 95 of the Company's Articles of Association
        and Who, Being Eligible, Offer Herself for
        Re-election: Mrs Ow Foong Pheng                     Management     For          Voted - For
 8    To Re-elect the Director, Who are Retiring Under
        Article 95 of the Company's Articles of Association
        and Who, Being Eligible, Offer Himself for
        Re-election: Mr Andre Sekulic                       Management     For          Voted - For
 9    To Re-appoint Mr Nihal Vijaya Devadas Kaviratne Cbe
        As A Director Pursuant to Section 153(6) of the
        Companies Act, Chapter 50                           Management     For          Voted - For
 10   That Authority be and is Hereby Given to the
        Directors of the Company to Offer and Grant Awards
        in Accordance with the Provisions of the Dbsh Share
        Plan and to Allot and Issue from Time to Time Such
        Number of Ordinary Shares in the Capital of the
        Company ("dbsh Ordinary Shares") As May be Required





                                MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
        to be Issued Pursuant to the Vesting of Awards
        Under the Dbsh Share Plan, Provided Always That:
        (a) the Aggregate Number of New Dbsh Ordinary
        Shares (i) Issued And/or to be Issued Pursuant to
        the Dbsh Share Plan, and (ii) Issued Pursuant
        to the Dbsh Share Option Plan, Shall Not Exceed 5
        Per Cent of the Total Number of Issued Shares
        (excluding Treasury  Shares) in the Capital of
        the Company from Time to Time; and (b) the
        Aggregate Number of New Dbsh Ordinary Shares Under
        Awards to be Granted     Pursuant to the Dbsh
        Contd                                                             Management     For          Voted - For
      Contd Share Plan During the Period Commencing from
        the Date of This Annual-general Meeting of the
        Company and Ending on the Date of the Next
        Annual-general Meeting of the Company Or the Date
        by Which the Next Annual General-meeting of the
        Company is Required by Law to be Held, Whichever is
        The-earlier, Shall Not Exceed 2 Per Cent of the
        Total Number of Issued Shares-(excluding Treasury
        Shares) in the Capital of the Company from Time to
        Time                                                              Non-Voting                  Non-Voting
11 That Authority be and is Hereby Given to the
        Directors of the Company To: (a) (i) Issue Shares
        in the Capital of the Company ("shares") Whether
        by Way of Rights, Bonus Or Otherwise; And/or (ii)
        Make Or Grant Offers, Agreements Or Options
        (collectively, "instruments") That Might Or
        Would Require Shares to be Issued, Including But
        Not Limited to the Creation and Issue of (as Well
        As Adjustments To) Warrants, Debentures Or Other
           Instruments Convertible Into Shares, at Any
        Time and Upon Such Terms and Conditions and for
        Such Purposes and to Such Persons As the Directors
        May in Their Absolute Discretion Deem Fit; and (b)
        (notwithstanding the Authority Conferred by This
        Resolution May Have Ceased to be in Force) Issue
        Shares in Pursuance of Any Instrument Made Or
        Granted by the Directors While This
        Resolution Was Contd                                              Management     For          Voted - For
      Contd in Force, Provided That: (1) the Aggregate
        Number of Shares to Be- Issued Pursuant to This
        Resolution (including Shares to be Issued In-
        Pursuance of Instruments Made Or Granted Pursuant
        to This Resolution) Does-not Exceed 50 Per Cent of
        the Total Number of Issued Shares
        (excluding-treasury Shares) in the Capital of the
        Company (as Calculated in Accordance-with Paragraph
        (2) Below), of Which the Aggregate Number of Shares
        to Be- Issued Other Than on A Pro Rata Basis to
        Shareholders of the Company- (including Shares to
        be Issued in Pursuance of Instruments Made Or
        Granted-pursuant to This Resolution) Shall be Less
        Than 10 Per Cent of the Total-number of Issued
        Shares (excluding Treasury Shares) in the Capital
        of The-company (as Calculated in Accordance with





                        MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Paragraph (2) Below); (2) (subject-to Such Manner
      of Contd                                            Non-Voting                  Non-Voting
    Contd Calculation and Adjustments As May be
      Prescribed by the Singapore-exchange Securities
      Trading Limited ("sgx-st")), for the Purpose
      Of-determining the Aggregate Number of Shares That
      May be Issued Under Paragraph-(1) Above, the
      Percentage of Issued Shares Shall be Based on the
      Total Number-of Issued Shares (excluding Treasury
      Shares) in the Capital of the Company At-the Time
      This Resolution is Passed, After Adjusting For: (i)
      New Shares-arising from the Conversion Or Exercise
      of Any Convertible Securities Or-share Options Or
      Vesting of Share Awards Which are Outstanding Or
      Subsisting- at the Time This Resolution is Passed;
      and (ii) Any Subsequent Bonus Issue,- Consolidation
      Or Subdivision of Shares; (3) in Exercising the
      Authority-conferred by This Resolution, the Company
      Shall Comply with the Provisions Of-the Contd       Non-Voting                  Non-Voting
    Contd Listing Manual of the Sgx-st for the Time
      Being in Force (unless Such-compliance Has Been
      Waived by the Sgx-st) and the Articles of
      Association For-the Time Being of the Company; and
      (4) (unless Revoked Or Varied by The-company in
      General Meeting) the Authority Conferred by This
      Resolution Shall-continue in Force Until the
      Conclusion of the Next Annual General Meeting
      Of-the Company Or the Date by Which the Next Annual
      General Meeting of The- Company is Required by Law
      to be Held, Whichever is the Earlier                Non-Voting                  Non-Voting
12  That Authority be and is Hereby Given to the
      Directors of the Company to Allot and Issue Such
      Number of New Ordinary Shares and New Non-voting
      Redeemable Convertible Preference Shares in the
      Capital of the Company As May be Required to be
      Allotted and Issued Pursuant to the Application of
      the Dbsh Scrip Dividend Scheme to the Final
      Dividends of 30 Cents Per Ordinary Share and 2
      Cents Per Non-voting Redeemable Convertible
      Preference Share, for the Year Ended 31 December
      2014                                                Management     For          Voted - For
13  That Authority be and is Hereby Given to the
      Directors of the Company to Apply the Dbsh Scrip
      Dividend Scheme to Any Dividend(s) Which May be
      Declared for the Year Ending 31 December 2015 and
      to Allot and Issue Such Number of New Ordinary
      Shares and New Non-voting Redeemable Convertible
      Preference Shares in the Capital of the Company As
      May be Required to be Allotted and Issued Pursuant
      Thereto                                             Management     For          Voted - For
Meeting Date: 23-Apr-15 Meeting Type: Extraordinary General Meeting
1   The Proposed Renewal of the Share Purchase Mandate    Management     For          Voted - For





                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
DENSO CORPORATION
 CUSIP: J12075107
 Meeting Date: 19-Jun-15 Meeting Type: Annual General Meeting
 1    Approve Appropriation of Surplus                   Management     For          Voted - For
 2    Approve Purchase of Own Shares                     Management     For          Voted - For
 3    Amend Articles To: Adopt Reduction of Liability
        System for Non-executive Directors and Corporate
        Auditors                                         Management     For          Voted - For
 4.1  Appoint A Director Kato, Nobuaki                   Management     For          Voted - For
 4.2  Appoint A Director Kobayashi, Koji                 Management     For          Voted - For
 4.3  Appoint A Director Arima, Koji                     Management     For          Voted - For
 4.4  Appoint A Director Miyaki, Masahiko                Management     For          Voted - For
 4.5  Appoint A Director Maruyama, Haruya                Management     For          Voted - For
 4.6  Appoint A Director Yamanaka, Yasushi               Management     For          Voted - For
 4.7  Appoint A Director Tajima, Akio                    Management     For          Voted - For
 4.8  Appoint A Director Makino, Yoshikazu               Management     For          Voted - For
 4.9  Appoint A Director Adachi, Michio                  Management     For          Voted - For
 4.10 Appoint A Director Iwata, Satoshi                  Management     For          Voted - For
 4.11 Appoint A Director Ito, Masahiko                   Management     For          Voted - For
 4.12 Appoint A Director George Olcott                   Management     For          Voted - For
 4.13 Appoint A Director Nawa, Takashi                   Management     For          Voted - For
 5.1  Appoint A Corporate Auditor Shimmura, Atsuhiko     Management     For          Voted - For
 5.2  Appoint A Corporate Auditor Yoshida, Moritaka      Management     For          Voted - For
 5.3  Appoint A Corporate Auditor Kondo, Toshimichi      Management     For          Voted - For
 6    Approve Payment of Bonuses to Directors            Management     For          Voted - For
DIAGEO PLC, LONDON
 CUSIP: G42089113
 Meeting Date: 18-Sep-14 Meeting Type: Annual General Meeting
 1    Report and Accounts 2014                           Management     For          Voted - For
 2    Directors' Remuneration Report 2014                Management     For          Voted - For
 3    Directors' Remuneration Policy                     Management     For          Voted - For
 4    Declaration of Final Dividend                      Management     For          Voted - For
 5    Re-election of Pb Bruzelius As A Director          Management     For          Voted - For
 6    Re-election of Lm Danon As A Director              Management     For          Voted - For
 7    Re-election of Lord Davies As A Director           Management     For          Voted - For
 8    Re-election of Ho Kwonping As A Director           Management     For          Voted - For
 9    Re-election of Bd Holden As A Director             Management     For          Voted - For
 10   Re-election of Dr Fb Humer As A Director           Management     For          Voted - For
 11   Re-election of D Mahlan As A Director              Management     For          Voted - For
 12   Re-election of Im Menezes As A Director            Management     For          Voted - For
 13   Re-election of Pg Scott As A Director              Management     For          Voted - For
 14   Election of N Mendelsohn As A Director             Management     For          Voted - For
 15   Election of Ajh Stewart As A Director              Management     For          Voted - For
 16   Re-appointment of Auditor                          Management     For          Voted - For





                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 17  Remuneration of Auditor                               Management     For          Voted - For
 18  Authority to Allot Shares                             Management     For          Voted - For
 19  Disapplication of Pre-emption Rights                  Management     For          Voted - For
 20  Authority to Purchase Own Ordinary Shares             Management     For          Voted - For
 21  Authority to Make Political Donations And/or to
       Incur Political Expenditure in the Eu               Management     For          Voted - For
 22  Adoption of the Diageo 2014 Long Term Incentive Plan  Management     For          Voted - For
EAST JAPAN RAILWAY COMPANY
 CUSIP: J1257M109
 Meeting Date: 23-Jun-15 Meeting Type: Annual General Meeting
 1   Approve Appropriation of Surplus                      Management     For          Voted - For
 2   Amend Articles To: Adopt Reduction of Liability
       System for Non-executive Directors and Corporate
       Auditors                                            Management     For          Voted - For
 3   Appoint A Director Ito, Motoshige                     Management     For          Voted - For
 4.1 Appoint A Corporate Auditor Hoshino, Shigeo           Management     For          Voted - For
 4.2 Appoint A Corporate Auditor Higashikawa, Hajime       Management     For          Voted - For
 4.3 Appoint A Corporate Auditor Ishida, Yoshio            Management     For          Voted - For
 5   Approve Payment of Bonuses to Corporate Officers      Management     For          Voted - For
FAURECIA SA, NANTERRE
 CUSIP: F3445A108
 Meeting Date: 27-May-15 Meeting Type: Mix
 O.1 Approval of the Annual Corporate Financial
       Statements for the Financial Year Ended on December
       31, 2014-approval of Non-tax Deductible Cost and
       Expenses                                            Management     For          Voted - For
 O.2 Approval of the Consolidated Financial Statements
       for the Financial Year Ended on December 31, 2014   Management     For          Voted - For
 O.3 Allocation of Income for the Financial Year,
       Setting the Dividend - Option for the Payment of
       the Dividend in Cash Or in Shares, Issue Price of
       Shares to be Issued, Fractional Share, and Option
       Deadline                                            Management     For          Voted - For
 O.4 Presentation of the Special Report of the Statutory
       Auditors on the Regulated Agreements and
       Commitments, and Acknowledgement of Absence of New
       Agreements                                          Management     For          Voted - For
 O.5 Advisory Review of the Compensation Owed Or Paid to
       Mr. Yann Delabriere, President and Ceo for the
       Financial Year Ended on December 31, 2014           Management     For          Voted - For
 O.6 Authorization to be Granted to the Board of
       Directors to Allow the Company to Repurchase Its
       Own Shares Pursuant to Article L.225-209 of the
       Commercial Code; Validity Period of the
       Authorization, Purpose, Terms and Ceiling           Management     For          Voted - For





                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
O.7 Setting the Amount of Attendance Allowances to be
      Allocated to the Board of Directors                 Management     For          Voted - For
O.8 Renewal of Term of Mr. Eric Bourdais De
      Charbonniere As Director                            Management     For          Voted - For
O.9 Renewal of Term of Mr. Lee Gardner As Director        Management     For          Voted - For
O.10 Renewal of Term of Mr. Hans-georg Harter As Director Management     For          Voted - For
E.11 Amendment to Article 11 of the Bylaws to Reduce the
      Term of Office of the Directors to Four Years       Management     For          Voted - For
E.12 Amendment to Article 22 of the Bylaws                Management     For          Voted - For
E.13 Authorization to be Granted to the Board of
      Directors to Cancel Shares Repurchased by the
      Company Pursuant to the Scheme Referred to in
      Article L.225-209 of the Commercial Code            Management     For          Voted - For
E.14 Delegation of Authority to be Granted to the Board
      of Directors to Issue Common Shares Entitling, If
      Appropriate, to Common Shares Or Entitling to the
      Allotment of Debt Securities (of the Company Or Any
      of Its Direct Or Indirect Subsidiaries) And/or
      Securities Entitling to Common Shares to be Issued
      (by the Company Or Its Direct Or Indirect
      Subsidiaries) While Maintaining Preferential
      Subscription Rights Or to Increase Capital by
      Incorporation of Reserves, Profits And/or Premiums  Management     For          Voted - For
E.15 Delegation of Authority to be Granted to the Board
      of Directors to Issue Common Shares Entitling, If
      Appropriate, to Common Shares Or Entitling to the
      Allotment of Debt Securities (of the Company Or Any
      of Its Direct Or Indirect Subsidiaries) And/or
      Securities Entitling to Common Shares to be Issued
      (by the Company Or Its Direct Or Indirect
      Subsidiaries) with Cancellation of Preferential
      Subscription Rights Via Public Offering             Management     For          Voted - For
E.16 Delegation of Authority to be Granted to the Board
      of Directors to Issue Common Shares Entitling, If
      Appropriate, to Common Shares Or Entitling to the
      Allotment of Debt Securities (of the Company Or Any
      of Its Direct Or Indirect Subsidiaries) And/or
      Securities Entitling to Common Shares to be Issued
      (by the Company Or Its Direct Or Indirect
      Subsidiaries) with Cancellation of Preferential
      Subscription Rights Via an Offer Pursuant to
      Article L.411-2, II of the Monetary and Financial
      Code                                                Management     For          Voted - For
E.17 Authorization to Set the Issue Price Up to the
      Limit of 10% of Capital Per Year According to the
      Terms and Conditions Established by the General
      Meeting, in Case of Issuance with Cancellation of
      Preferential Subscription Rights                    Management     For          Voted - For
E.18 Authorization to Increase the Amount of Issuances
      in Case of Oversubscription                         Management     For          Voted - For
E.19 Delegation of Authority to be Granted to the Board
      of Directors to Increase Capital by Issuing Common
      Shares And/or Securities Giving Access to Capital
      with Cancellation of Preferential Subscription
      Rights in Favor of Members of A Company Savings





                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
       Plan Pursuant to Articles L.3332-18 Et Seq. of the
       Code of Labor                                       Management     For          Voted - For
 E.20 Authorization to be Granted to the Board of
       Directors to Allocate Free Shares to Employees
       And/or Some Corporate Officers                      Management     For          Voted - For
 E.21 Powers to Carry Out All Legal Formalities            Management     For          Voted - For
GALAXY ENTERTAINMENT GROUP LTD
 CUSIP: Y2679D118
 Meeting Date: 16-Jun-15 Meeting Type: Annual General Meeting
 1   To Receive and Consider the Audited Financial
       Statements and Reports of the Directors and Auditor
       for the Year Ended 31 December 2014                 Management     For          Voted - For
 2.1 To Re-elect Mr. Francis Lui Yiu Tung As A Director    Management     For          Voted - For
 2.2 To Re-elect Mr. Anthony Thomas Christopher Carter
       As A Director                                       Management     For          Voted - For
 2.3 To Re-elect Professor Patrick Wong Lung Tak As A
       Director                                            Management     For          Voted - For
 2.4 To Fix the Directors' Remuneration                    Management     For          Voted - For
 3   To Re-appoint Auditor and Authorise the Directors
       to Fix the Auditor's Remuneration                   Management     For          Voted - For
 4.1 To Give A General Mandate to the Directors to
       Purchase Shares of the Company                      Management     For          Voted - For
 4.2 To Give A General Mandate to the Directors to Issue
       Additional Shares of the Company                    Management     For          Voted - For
 4.3 To Extend the General Mandate As Approved Under 4.2   Management     For          Voted - For
GLENCORE PLC, ST HELIER
 CUSIP: G39420107
 Meeting Date: 07-May-15 Meeting Type: Annual General Meeting
 1   To Receive the Company's Accounts and the Reports
       of the Directors and Auditors for the Year Ended 31
       December 2014 (2014 Annual Report)                  Management     For          Voted - For
 2   To Approve A Final Distribution of U.S.d0.12 Per
       Ordinary Share for the Year Ended 31 December 2014
       Which the Directors Propose, and the Shareholders
       Resolve, is to be Paid Only from the Capital
       Contribution Reserves of the Company                Management     For          Voted - For
 3   To Approve A Distribution in Specie of 139,513,430
       Ordinary Shares of Usd 1 Each in Lonmin PLC (lonmin
       Shares) to Shareholder on the Register of Members
       at 7 P.m. Cest on 15 May 2015 (or Such Other Time
       and Date As the Directors, Or Any Duly Authorised
       Committee of Them, May Determine)                   Management     For          Voted - For
 4   To Re-elect Anthony Hayward (chairman) As A Director  Management     For          Voted - For
 5   To Re-elect Leonhard Fischer (independent
       Non-executive Director) As A Director               Management     For          Voted - For





                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 6   To Re-elect William Macaulay (independent
       Non-executive Director) As A Director               Management     For          Voted - For
 7   To Re-elect IVan Glasenberg (chief Executive
       Officer) As A Director                              Management     For          Voted - For
 8   To Re-elect Peter Coates (non- Executive Director)
       As A Director                                       Management     For          Voted - For
 9   To Re-elect John Mack (independent Non-executive
       Director) As A Director                             Management     For          Voted - For
 10  To Re-elect Peter Grauer (independent Non-executive
       Director) As A Director                             Management     For          Voted - For
 11  To Elect Patrice Merrin (independent Non-executive
       Director) As A Director                             Management     For          Voted - For
 12  To Approve the Directors' Remuneration Report in
       the 2014 Annual Report (excluding the Directors'
       Remuneration Policy As Set Out in Part A of the
       Directors' Remuneration Report)                     Management     For          Voted - For
 13  To Reappoint Deloitte LLP As the Company's Auditors
       to Hold Office Until the Conclusion of the Next
       General Meeting at Which Accounts are Laid          Management     For          Voted - For
 14  To Authorise the Audit Committee to Fix the
       Remuneration of the Auditors                        Management     For          Voted - For
 15  To Renew the Authority Conferred on the Directors
       Pursuant to Article 10.2 of the Company's Articles
       of Association (the Articles) to Allot Shares Or
       Grant Rights to Subscribe for Or to Convert Any
       Security Into Shares for an Allotment Period        Management     For          Voted - For
 16  Subject to and Conditionally Upon the Passing of
       Resolution 15, to Empower the Directors Pursuant to
       Article 10.3 of the Articles to Allot Equity
       Securities for an Allotment Period (each As Defined
       in the Articles) Commencing on the Date of the
       Passing This Resolution                             Management     For          Voted - For
 17  The Company be and is Hereby Generally and
       Unconditionally Authorised Pursuant to Article 57
       of the Companies (jersey) Law 1991 (the Companies
       Law) to Make Market Purchases of Ordinary Shares    Management     For          Voted - For
HOLCIM LTD, RAPPERSWIL-JONA
 CUSIP: H36940130
 Meeting Date: 13-Apr-15 Meeting Type: Annual General Meeting
 1.1 Approval of the Annual Report, the Annual
       Consolidated Financial Statements of the Group, and
       the Annual Financial Statements of Holcim Ltd       Management     For          Voted - For
 1.2 Advisory Vote on the Remuneration Report              Management     For          Voted - For
 2   Discharge of the Members of the Board of Directors
       and the Persons Entrusted with Management           Management     For          Voted - For
 3.1 Appropriation of Retained Earnings                    Management     For          Voted - For
 3.2 Determination of the Payout from Capital
       Contribution Reserves: Approve Dividends of Chf
       1.30 Per Share                                      Management     For          Voted - For





                          MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Revision of the Articles of Incorporation: Motion
      of the Board of Directors: Approval of the Revision
      of the Articles of Incorporation                    Management     For          Voted - For
5.1.1 Re-election of Prof. Dr. Wolfgang Reitzle As A
      Member of the Board of Directors                    Management     For          Voted - For
5.1.2 Re-election of Prof. Dr. Wolfgang Reitzle As
      Chairperson of the Board of Directors               Management     For          Voted - For
5.1.3 Re-election of Dr. Beat Hess As A Member of the
      Board of Directors                                  Management     For          Voted - For
5.1.4 Re-election of Dr. Alexander Gut As A Member of the
      Board of Directors                                  Management     For          Voted - For
5.1.5 Re-election of Adrian Loader As A Member of the
      Board of Directors                                  Management     For          Voted - For
5.1.6 Re-election of Dr. H.c. Thomas Schmid- Heiny As A
      Member of the Board of Directors                    Management     For          Voted - For
5.1.7 Re-election of Jurg Oleas As A Member of the Board
      of Directors                                        Management     For          Voted - For
5.1.8 Re-election of Hanne Birgitte Breinbjerg Sorensen
      As A Member of the Board of Directors               Management     For          Voted - For
5.1.9 Re-election of Dr. Dieter Spalti As A Member of the
      Board of Directors                                  Management     For          Voted - For
5.110Re-election of Anne Wade As A Member of the Board
      of Directors                                        Management     For          Voted - For
5.2.1 Re-election of Adrian Loader As A Member of the
      Nomination & Compensation Committee                 Management     For          Voted - For
5.2.2 Re-election of Prof. Dr. Wolfgang Reitzle As A
      Member of the Nomination & Compensation Committee   Management     For          Voted - For
5.2.3 Re-election of Dr. H.c. Thomas Schmidheiny As A
      Member of the Nomination & Compensation Committee   Management     For          Voted - For
5.2.4 Re-election of Hanne Birgitte Breinbjerg Sorensen
      As A Member of the Nomination & Compensation
      Committee                                           Management     For          Voted - For
5.3 Re-election of the Auditor: Motion of the Board of
      Directors: Conferral of the Mandate for the Auditor
      for the 2015 Financial Year on Ernst & Young Ltd,
      Zurich, Switzerland                                 Management     For          Voted - For
5.4 Re-election of the Independent Proxy: Motion of the
      Board of Directors: Re-election of Dr. Thomas Ris
      of Ris & Ackermann, Attorneys at Law, St.
      Gallerstrasse 29, 8645 Jona, Switzerland, As the
      Independent Proxy for A Term of Office of One Year,
      Expiring After Completion of the Annual General
      Meeting 2016                                        Management     For          Voted - For
6.1 Compensation of the Board of Directors for the Next
      Term of Office                                      Management     For          Voted - For
6.2 Compensation of the Executive Management for the
      Financial Year 2016                                 Management     For          Voted - For
Meeting Date: 08-May-15   Meeting Type: Extraordinary General Meeting
1.1 Ordinary Capital Increase for the Exchange Offer      Management     For          Voted - For
1.2 Creation of Authorized Capital for Purposes of the
      Re-opened Exchange Offer and the Squeeze-out (if
      Any)                                                Management     For          Voted - For





                           MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 2   Creation of Authorized Capital for A Stock Dividend  Management     For          Voted - For
 3   Revision of the Articles of Incorporation: Article
       1, Article 8, Article 15, Article 20, Article 21,
       Article 25                                         Management     For          Voted - For
 4.1 Election of Bruno Lafont As A Member of the Board
       of Directors                                       Management     For          Voted - For
 4.2 Election of Paul Desmarais, Jr., As A Member of the
       Board of Directors                                 Management     For          Voted - For
 4.3 Election of Gerard Lamarche As A Member of the
       Board of Directors                                 Management     For          Voted - For
 4.4 Election of Nassef Sawiris As A Member of the Board
       of Directors                                       Management     For          Voted - For
 4.5 Election of Philippe Dauman As A Member of the
       Board of Directors                                 Management     For          Voted - For
 4.6 Election of Oscar Fanjul As A Member of the Board
       of Directors                                       Management     For          Voted - For
 4.7 Election of Bertrand Collomb As A Member of the
       Board of Directors                                 Management     For          Voted - For
 5.1 Election of Paul Desmarais, Jr., to the Nomination
       Compensation and Governance Committee              Management     For          Voted - For
 5.2 Election of Oscar Fanjul to the Nomination,
       Compensation and Governance Committee              Management     For          Voted - For
 6.1 Compensation of the Board of Directors for the
       Period Until the Next Ordinary General Meeting     Management     For          Voted - For
 6.2 Compensation of the Executive Management for the
       Financial Year 2016                                Management     For          Voted - For
HOME RETAIL GROUP PLC, MILTON KEYNES
 CUSIP: G4581D103
 Meeting Date: 02-Jul-14   Meeting Type: Annual General Meeting
 1   To Receive and Adopt the Directors' Report,
       Auditors' Report and the Financial Statements for
       the Financial Period Ended 1 March 2014            Management     For          Voted - For
 2   To Approve the Directors' Remuneration Policy        Management     For          Voted - For
 3   To Approve the Directors' Remuneration Report for
       the Financial Period Ended 1 March 2014            Management     For          Voted - For
 4   To Declare A Final Dividend of 2.3p Per Ordinary
       Share for the 52 Weeks Ended 1 March 2014          Management     For          Voted - For
 5   To Re-elect Richard Ashton As A Director of the
       Company                                            Management     For          Voted - For
 6   To Re-elect John Coombe As A Director of the Company Management     For          Voted - For
 7   To Re-elect Mike Darcey As A Director of the Company Management     For          Voted - For
 8   To Re-elect Ian Durant As A Director of the Company  Management     For          Voted - For
 9   To Re-elect Cath Keers As A Director of the Company  Management     For          Voted - For
 10  To Re-elect Jacqueline De Rojas As A Director of
       the Company                                        Management     For          Voted - For
 11  To Elect John Walden As A Director of the Company    Management     For          Voted - For
 12  To Re-appoint PricewaterhouseCoopers LLP As
       Auditors of the Company                            Management     For          Voted - For





                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
 13    To Authorise the Directors to Fix the Auditors'
         Remuneration                                        Management     For          Voted - For
 14    To Authorise the Company and Its Subsidiaries to
         Make Political Donations to Eu Political
         Organisations/incur Eu Political Expenditure        Management     For          Voted - For
 15    To Authorise the Directors to Allot Unissued Shares   Management     For          Voted - For
 16    To Authorise the Directors to Disapply Pre-emption
         Rights                                              Management     For          Voted - For
 17    To Authorise the Company to Purchase Its Own Shares   Management     For          Voted - For
 18    To Approve General Meetings (other Than Agms) Being
         Called on Not Less Than 14 Clear Days' Notice       Management     For          Voted - For
 19    To Authorise the Home Retail Group Employee Share
         Trust to Hold Shares in the Company                 Management     For          Voted - For
HON HAI PRECISION INDUSTRY CO LTD
 CUSIP: Y36861105
 Meeting Date: 25-Jun-15 Meeting Type: Annual General Meeting
 III.1 Ratification of the 2014 Business Report and
         Audited Financial Statements                        Management     For          Voted - For
 III.2 Ratification of the Proposal for Distribution of
         2014 Profits. Proposed Cash Dividend: Twd 3.8 Per
         Share. Proposed Stock Dividend:50 Shares Per 1,000
         Shares                                              Management     For          Voted - For
 III.3 Proposal to Approve the Issuance of New Shares for
         Capital Increase by Earnings Re-capitalization      Management     For          Voted - For
 III.4 Discussion of Amendments to the Company's
         Operational Procedures for Derivatives Trading      Management     For          Voted - For
 III.5 Discussion of Amendments to the Company's Articles
         of Incorporation - Article 10, 16, 24 and 31        Management     For          Voted - For
 III.6 Discussion of Amendments to the Company's
         Regulations Governing the Election of Directors and
         Supervisors - Article 1, 2, 4 and 9                 Management     For          Voted - For
INDUSTRIA DE DISENO TEXTIL S.A., ARTEIXO, LA COROG
 CUSIP: E6282J109
 Meeting Date: 15-Jul-14 Meeting Type: Annual General Meeting
 1     Review and Approval, Where Appropriate, of the
         Annual Accounts (balance Sheet, Profit and Loss
         Account, Shareholders' Equity Statement, Cash Flow
         Statement and Annual Report) and Management Report
         of Industria De Diseno Textil, Sociedad Anonima,
         (inditex, S.a.) for Fiscal Year 2013, Ended 31st
         January 2014                                        Management     For          Voted - For
 2     Review and Approval, Where Appropriate, of the
         Annual Accounts (balance Sheet, Profit and Loss
         Account, Statement of Comprehensive Income,
         Shareholders' Equity Statement, Cash Flow Statement
         and Annual Report) and Management Report of the
         Consolidated Group ("inditex Group") for Fiscal





                            MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
       Year 2013, Ended 31st January 2014, and of the
       Management of the Company                          Management     For          Voted - For
 3   Distribution of the Income Or Loss of the Fiscal
       Year and Distribution of Dividend                  Management     For          Voted - For
 4   Stock Split Increasing the Number of Shares in the
       Company by Reducing the Nominal Value of Shares
       from Fifteen Cents of A Euro (eur 0.15) to Three
       Cents of A Euro (eur 0.03) Per Share, According to
       the Ratio of Five New Shares Per Each Existing
       Share, Without Any Change in the Share Capital;
       Subsequent Amendment of Article 5 of the Articles
       of Association (regarding the Number and Nominal
       Value of the Shares Which Make Up the Share
       Capital) and Delegation to the Board of Directors,
       with Express Power of Substitution, of Any and All
       Powers As May be Required to Implement This
       Resolution                                         Management     For          Voted - For
 5.a Amendment of the Articles of Association: Amendment
       of Article 17.1 ("notice. Universal General
       Meetings")                                         Management     For          Voted - For
 5.b Amendment of the Articles of Association: Amendment
       of Article 27.1 ("appointment and Duration of the
       Office of Director")                               Management     For          Voted - For
 6   Amendment of Section 8.1 ("notice") of the
       Regulations of the General Meeting of Shareholders Management     For          Voted - For
 7   Re-election of Mr Carlos Espinosa De Los Monteros
       Bernaldo De Quiros to the Board of Directors As
       Affiliate Director                                 Management     For          Voted - For
 8   Appointment of Mr Rodrigo Echenique Gordillo to the
       Board of Directors As Non-executive Independent
       Director                                           Management     For          Voted - For
 9   Advisory Say-on-pay Vote on the Annual Report on
       the Remuneration of Directors                      Management     For          Voted - For
 10  Granting of Powers for the Implementation of
       Resolutions                                        Management     For          Voted - For
KDDI CORPORATION
 CUSIP: J31843105
 Meeting Date: 17-Jun-15    Meeting Type: Annual General Meeting
 1   Approve Appropriation of Surplus                     Management     For          Voted - For
 2   Amend Articles To: Expand Business Lines, Adopt
       Reduction of Liability System for Non-executive
       Directors and Corporate Auditors                   Management     For          Voted - For
 3.1 Appoint A Director Onodera, Tadashi                  Management     For          Voted - For
 3.2 Appoint A Director Tanaka, Takashi                   Management     For          Voted - For
 3.3 Appoint A Director Morozumi, Hirofumi                Management     For          Voted - For
 3.4 Appoint A Director Takahashi, Makoto                 Management     For          Voted - For
 3.5 Appoint A Director Ishikawa, Yuzo                    Management     For          Voted - For
 3.6 Appoint A Director Inoue, Masahiro                   Management     For          Voted - For
 3.7 Appoint A Director Fukuzaki, Tsutomu                 Management     For          Voted - For
 3.8 Appoint A Director Tajima, Hidehiko                  Management     For          Voted - For





                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 3.9  Appoint A Director Uchida, Yoshiaki                   Management     For          Voted - For
 3.10 Appoint A Director Kuba, Tetsuo                       Management     For          Voted - For
 3.11 Appoint A Director Kodaira, Nobuyori                  Management     For          Voted - For
 3.12 Appoint A Director Fukukawa, Shinji                   Management     For          Voted - For
 3.13 Appoint A Director Tanabe, Kuniko                     Management     For          Voted - For
 4    Approve Adoption of the Performance-based Stock
        Compensation to be Received by Directors, Executive
        Officers and Administrative Officers                Management     For          Voted - For
 5    Disposal of Treasury Shares on Beneficial Terms to
        Support Activities of the Kddi Foundation, Etc.     Management     For          Voted - For
KOMATSU LTD.
 CUSIP: J35759125
 Meeting Date: 24-Jun-15 Meeting Type: Annual General Meeting
 1    Approve Appropriation of Surplus                      Management     For          Voted - For
 2    Amend Articles To: Adopt Reduction of Liability
        System for Non-executive Directors and Corporate
        Auditors, Revise Directors with Title               Management     For          Voted - For
 3.1  Appoint A Director Noji, Kunio                        Management     For          Voted - For
 3.2  Appoint A Director Ohashi, Tetsuji                    Management     For          Voted - For
 3.3  Appoint A Director Fujitsuka, Mikio                   Management     For          Voted - For
 3.4  Appoint A Director Takamura, Fujitoshi                Management     For          Voted - For
 3.5  Appoint A Director Shinozuka, Hisashi                 Management     For          Voted - For
 3.6  Appoint A Director Kuromoto, Kazunori                 Management     For          Voted - For
 3.7  Appoint A Director Mori, Masanao                      Management     For          Voted - For
 3.8  Appoint A Director Ikeda, Koichi                      Management     For          Voted - For
 3.9  Appoint A Director Oku, Masayuki                      Management     For          Voted - For
 3.10 Appoint A Director Yabunaka, Mitoji                   Management     For          Voted - For
 4    Appoint A Corporate Auditor Shinotsuka, Eiko          Management     For          Voted - For
 5    Approve Payment of Bonuses to Directors               Management     For          Voted - For
 6    Approve Delegation of Authority to the Board of
        Directors to Determine Details of Share Acquisition
        Rights Issued As Stock-linked Compensation Type
        Stock Options for Employees of the Company and
        Directors of Company's Major Subsidiaries           Management     For          Voted - For
KUBOTA CORPORATION
 CUSIP: J36662138
 Meeting Date: 19-Jun-15 Meeting Type: Annual General Meeting
 1    Amend Articles To: Change Fiscal Year End to 31st
        December and Record Date for Interim Dividends to
        30th June                                           Management     For          Voted - For
 2.1  Appoint A Director Kimata, Masatoshi                  Management     For          Voted - For
 2.2  Appoint A Director Kubo, Toshihiro                    Management     For          Voted - For
 2.3  Appoint A Director Kimura, Shigeru                    Management     For          Voted - For
 2.4  Appoint A Director Ogawa, Kenshiro                    Management     For          Voted - For
 2.5  Appoint A Director Kitao, Yuichi                      Management     For          Voted - For





                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 2.6  Appoint A Director Matsuda, Yuzuru                    Management     For          Voted - For
 2.7  Appoint A Director Ina, Koichi                        Management     For          Voted - For
 3.1  Appoint A Corporate Auditor Morita, Akira             Management     For          Voted - For
 3.2  Appoint A Corporate Auditor Suzuki, Teruo             Management     For          Voted - For
 4    Approve Payment of Bonuses to Directors               Management     For          Voted - For
KURARAY CO.,LTD.
 CUSIP: J37006137
 Meeting Date: 27-Mar-15 Meeting Type: Annual General Meeting
      Please Reference Meeting Materials.                   Non-Voting                  Non-Voting
 1    Approve Appropriation of Surplus                      Management     For          Voted - For
 2.1  Appoint A Director Ito, Fumio                         Management     For          Voted - For
 2.2  Appoint A Director Ito, Masaaki                       Management     For          Voted - For
 2.3  Appoint A Director Yamashita, Setsuo                  Management     For          Voted - For
 2.4  Appoint A Director Fujii, Nobuo                       Management     For          Voted - For
 2.5  Appoint A Director Tenkumo, Kazuhiro                  Management     For          Voted - For
 2.6  Appoint A Director Yukiyoshi, Kunio                   Management     For          Voted - For
 2.7  Appoint A Director Matsuyama, Sadaaki                 Management     For          Voted - For
 2.8  Appoint A Director Kugawa, Kazuhiko                   Management     For          Voted - For
 2.9  Appoint A Director Komiya, Yukiatsu                   Management     For          Voted - For
 2.10 Appoint A Director Hayase, Hiroaya                    Management     For          Voted - For
 2.11 Appoint A Director Shioya, Takafusa                   Management     For          Voted - For
 2.12 Appoint A Director Hamaguchi, Tomokazu                Management     For          Voted - For
 3    Appoint A Corporate Auditor Murakami, Keiji           Management     For          Voted - For
 4    Approve Policy Regarding Large-scale Purchases of
        Company Shares (anti-takeover Defense Measures)     Management     For          Voted - For
MITSUBISHI UFJ FINANCIAL GROUP,INC.
 CUSIP: J44497105
 Meeting Date: 25-Jun-15 Meeting Type: Annual General Meeting
 1    Approve Appropriation of Surplus                      Management     For          Voted - For
 2    Amend Articles To: Transition to A Company with
        Three Committees, Eliminate the Articles Related to
        Class 5 and Class 11 Preferred Shares, Revise
        Convenors and Chairpersons of A Shareholders
        Meeting and Board of Directors Meeting, Adopt
        Reduction of Liability System for Non-executive
        Directors, Revise Directors with Title              Management     For          Voted - For
 3.1  Appoint A Director Sono, Kiyoshi                      Management     For          Voted - For
 3.2  Appoint A Director Wakabayashi, Tatsuo                Management     For          Voted - For
 3.3  Appoint A Director Nagaoka, Takashi                   Management     For          Voted - For
 3.4  Appoint A Director Hirano, Nobuyuki                   Management     For          Voted - For
 3.5  Appoint A Director Oyamada, Takashi                   Management     For          Voted - For
 3.6  Appoint A Director Kuroda, Tadashi                    Management     For          Voted - For
 3.7  Appoint A Director Tokunari, Muneaki                  Management     For          Voted - For
 3.8  Appoint A Director Yasuda, Masamichi                  Management     For          Voted - For





                           MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 3.9  Appoint A Director Mikumo, Takashi                    Management     For          Voted - For
 3.10 Appoint A Director Shimamoto, Takehiko                Management     For          Voted - For
 3.11 Appoint A Director Kawamoto, Yuko                     Management     For          Voted - For
 3.12 Appoint A Director Matsuyama, Haruka                  Management     For          Voted - For
 3.13 Appoint A Director Okamoto, Kunie                     Management     For          Voted - For
 3.14 Appoint A Director Okuda, Tsutomu                     Management     For          Voted - For
 3.15 Appoint A Director Kawakami, Hiroshi                  Management     For          Voted - For
 3.16 Appoint A Director Sato, Yukihiro                     Management     For          Voted - For
 3.17 Appoint A Director Yamate, Akira                      Management     For          Voted - For
 4    Shareholder Proposal: Amend Articles of
        Incorporation (ban on Gender Discrimination)        Shareholder    Against      Voted - Against
 5    Shareholder Proposal: Amend Articles of
        Incorporation (setting Maximum Limit for Stock Name
        Transfer Fees on Margin Trading at Securities
        Subsidiaries)                                       Shareholder    Against      Voted - Against
NEW WORLD DEVELOPMENT CO LTD, HONG KONG
 CUSIP: Y63084126
 Meeting Date: 19-Nov-14   Meeting Type: Annual General Meeting
 1    To Consider and Adopt the Audited Statement of
        Accounts and the Reports of the Directors and the
        Independent Auditor for the Year Ended 30 June 2014 Management     For          Voted - For
 2    To Declare A Final Dividend                           Management     For          Voted - For
 3.a  To Re-elect Ms. Ki Man-fung, Leonie As Director       Management     For          Voted - For
 3.b  To Re-elect Mr. Cheng Chi-heng As Director            Management     For          Voted - For
 3.c  To Re-elect Mr. Cheng Kar-shing, Peter As Director    Management     For          Voted - For
 3.d  To Re-elect Mr. Ho Hau-hay, Hamilton As Director      Management     For          Voted - For
 3.e  To Re-elect Mr. Lee Luen-wai, John As Director        Management     For          Voted - For
 3.f  To Authorise the Board of Directors to Fix the
        Remuneration of Directors                           Management     For          Voted - For
 4    To Re-appoint Messrs. PricewaterhouseCoopers As
        Auditor and Authorise the Board of Directors to Fix
        Their Remuneration                                  Management     For          Voted - For
 5    Ordinary Resolution in Item No. 5 of the Notice of
        Annual General Meeting (to Approve A General
        Mandate to the Directors to Buy Back Shares Not
        Exceeding 10% of the Existing Issued Shares)        Management     For          Voted - For
 6    Ordinary Resolution in Item No. 6 of the Notice of
        Annual General Meeting (to Approve A General
        Mandate to the Directors to Issue Shares Not
        Exceeding 20% of the Existing Issued Shares)        Management     For          Voted - For
 7    Ordinary Resolution in Item No. 7 of the Notice of
        Annual General Meeting (to Extend the General
        Mandate to be Given to the Directors to Issue
        Shares by the Addition Thereto the Shares Bought
        Back by the Company)                                Management     For          Voted - For
 8    Ordinary Resolution in Item No. 8 of the Notice of
        Annual General Meeting (to Grant A Mandate to the
        Directors to Grant Options Under the Share Option
        Scheme)                                             Management     For          Voted - For





                            MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 9   Special Resolution in Item No. 9 of the Notice of
       Annual General Meeting (to Approve the Adoption of
       New Articles of Association of the Company)         Management     For          Voted - For
NEWCREST MINING LTD, MELBOURNE VIC
 CUSIP: Q6651B114
 Meeting Date: 31-Oct-14    Meeting Type: Annual General Meeting
 2.A Re-election of Lady Winifred Kamit As A Director      Management     For          Voted - For
 2.B Re-election of Richard Knight As A Director           Management     For          Voted - For
 3   Adoption of Remuneration Report (advisory Only)       Management     For          Voted - For
 4.A Grant of Performance Rights to Sandeep Biswas         Management     For          Voted - For
 4.B Grant of Performance Rights to Gerard Bond            Management     For          Voted - For
 5   Renewal of Proportional Takeover Bid Approval Rule    Management     For          Voted - For
NORDEA BANK AB, STOCKHOLM
 CUSIP: W57996105
 Meeting Date: 19-Mar-15    Meeting Type: Annual General Meeting
 1   Election of A Chairman for the General Meeting: Eva
       Hagg                                                Non-Voting                  Non-Voting
 2   Preparation and Approval of the Voting List           Non-Voting                  Non-Voting
 3   Approval of the Agenda                                Non-Voting                  Non-Voting
 4   Election of at Least One Minutes Checker              Non-Voting                  Non-Voting
 5   Determination Whether the General Meeting Has Been
       Duly Convened                                       Non-Voting                  Non-Voting
 6   Submission of the Annual Report and Consolidated
       Accounts, and of the Audit-report and the Group
       Audit Report in Connection Herewith: Speech by the
       Group-ceo                                           Non-Voting                  Non-Voting
 7   Adoption of the Income Statement and the
       Consolidated Income Statement, and the Balance
       Sheet and the Consolidated Balance Sheet            Management     For          Voted - For
 8   Decision on Dispositions of the Company's Profit
       According to the Adopted Balance Sheet. the Board
       of Directors and the Ceo Propose A Dividend of 0.62
       Euro Per Share, and Further, That the Record Date
       for Dividend Should be 23 March 2015. with This
       Record Date, the Dividend is Scheduled to be Sent
       Out by Euroclear Sweden Ab on 30 March 2015         Management     For          Voted - For
 9   Decision Regarding Discharge from Liability for the
       Members of the Board of Directors and (the Ceo the
       Auditor Recommends Discharge from Liability)        Management     For          Voted - For
 10  Determination of the Number of Board Members          Management     For          Voted - For
 11  Determination of the Number of Auditors               Management     For          Voted - For
 12  Determination of Fees for Board Members and Auditors  Management     For          Voted - For
 13  The Nomination Committee's Proposal: for the Period
       Until the End of the Next Annual General Meeting
       Bjorn Wahlroos, Marie Ehrling, Tom Knutzen, Robin
       Lawther, Lars G Nordstrom, Sarah Russell and Kari





                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Stadigh Shall be Re-elected As Board Members and
      Silvija Seres and Birger Steen Shall be Elected As
      Board Member. for the Period Until the End of the
      Next Annual General Meeting Bjorn Wahlroos Shall be
      Re-elected Chairman                           Management     For          Voted - For
14  The Nomination Committee's Proposal: for the Period
      Until the End of the Next Annual General Meeting
      Ohrlings PricewaterhouseCoopers Ab Shall be Elected
      Auditor                                       Management     For          Voted - For
15  Resolution on Establishment of A Nomination
      Committee                                     Management     For          Voted - For
16  Resolution on Authorization for the Board of
      Directors to Decide on Issue of Convertible
      Instruments in the Company                    Management     For          Voted - For
17.A Resolution on Authorization for the Board of
      Directors to Decide On: Acquisition of Shares in
      the Company                                   Management     For          Voted - For
17.B Resolution on Authorization for the Board of
      Directors to Decide On: Conveyance of Shares in the
      Company                                       Management     For          Voted - For
18  Resolution on Purchase of Own Shares According to
      Chapter 7 Section 6 of the Swedish Securities
      Market Act (lagen (2007:528) Om
      Vardepappersmarknaden)                        Management     For          Voted - For
19  Resolution on Guidelines for Remuneration to the
      Executive Officers                            Management     For          Voted - For
20.A Please Note That This Resolution is A Shareholder
      Proposal: Resolutions on the Following Matters
      Initiated by the Shareholder Thorwald Arvidsson:
      the Annual General Meeting Instructs the Board of
      Directors to Use Its Means According to the
      Articles of Association to Decide on Redemption of
      All C-shares, Which Should be Done As Soon As
      Possible                                      Shareholder    Against      Voted - Against
20.B Please Note That This Resolution is A Shareholder
      Proposal: Resolutions on the Following Matters
      Initiated by the Shareholder Thorwald Arvidsson:
      Pending That So Shall be Done, the Following
      Amendment to the Articles of Association, Article
      6, Third Paragraph, First Sentence is Proposed: in
      Voting at A General Meeting, Each of the Ordinary
      Shares As Well As Each of the C-shares Confers One
      Vote                                          Shareholder    Against      Voted - Against
20.C Please Note That This Resolution is A Shareholder
      Proposal: Resolutions on the Following Matters
      Initiated by the Shareholder Thorwald Arvidsson:
      the Annual General Meeting Instructs the Board of
      Directors to Write to the Swedish Government and
      Propose That It Shall Promptly Set Up A Committee
      with the Instruction to Promptly Make A Proposal
      for A Change of the Swedish Companies Act Meaning
      That the Possibility to Have Shares with Different
      Voting Rights Shall be Abolished              Shareholder    Against      Voted - Against
20.D Please Note That This Resolution is A Shareholder
      Proposal: Resolutions on the Following Matters
      Initiated by the Shareholder Thorwald Arvidsson:





                              MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
       the Annual General Meeting Instructs the Board of
       Directors to Take Necessary Measures to Enable - If
       Possible - the Establishment of A Shareholders
       Association in Nordea                                Shareholder    Against      Voted - Against
 20.E Please Note That This Resolution is A Shareholder
       Proposal: Resolutions on the Following Matters
       Initiated by the Shareholder Thorwald Arvidsson:
       Special Examination Regarding Nordea's Values and
       the Legal-ethical Rules. the Special Examination
       Shall Refer to Both the Practicality of and the
       Adherence to These Rules And, Whenever Applicable,
       Lead to Proposals for Changes                        Shareholder    Against      Voted - Against
     10 Mar 2015: Please Note That This is A Revision
       Due to Receipt of Name in Res-olution 1 and
       Dividend Amount in Resolution 8, Change in Record
       Date from 13 M-ar to 12 Mar 2015 and Change in the
       Numbering of Resolution. If You Have Alrea-dy Sent
       in Your Votes, Please Do Not Vote Again Unless You
       Decide to Amend You-r Original Instructions. Thank
       You.                                                 Non-Voting                  Non-Voting
NOVARTIS AG, BASEL
 CUSIP: H5820Q150
 Meeting Date: 27-Feb-15      Meeting Type: Annual General Meeting
 1   Approval of the Annual Report of Novartis Ag, the
       Financial Statements of Novartis Ag and the Group
       Consolidated Financial Statements for the 2014
       Financial Year                                       Management     For          Voted - For
 2   Discharge from Liability of the Members of the
       Board of Directors and the Executive Committee       Management     For          Voted - For
 3   Appropriation of Available Earnings of Novartis Ag
       As Per Balance Sheet and Declaration of Dividend     Management     For          Voted - For
 4   Reduction of Share Capital (see Full Notice of Agm
       for Details)                                         Management     For          Voted - For
 5   Revision of the Articles of Incorporation (see Full
       Notice of Agm for Details)                           Management     For          Voted - For
 6.1 Binding Vote on Total Compensation for Members of
       the Board of Directors from the 2015 Annual General
       Meeting to the 2016 Annual General Meeting (see
       Full Notice of Agm for Details)                      Management     For          Voted - For
 6.2 Binding Vote on Total Compensation for Members of
       the Executive Committee for the Next Financial
       Year, I.e. 2016 (see Full Notice of Agm for Details) Management     For          Voted - For
 6.3 Advisory Vote on the 2014 Compensation Report          Management     For          Voted - For
 7.1 Re-election of Joerg Reinhardt, Ph.D., and
       Re-election As Chairman of the Board of Directors
       (in A Single Vote)                                   Management     For          Voted - For
 7.2 Re-election of Dimitri Azar, M.D., As A Member of
       the Board of Directors                               Management     For          Voted - For
 7.3 Re-election of Verena A. Briner, M.D., As A Member
       of the Board of Directors                            Management     For          Voted - For





                               MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 7.4  Re-election of Srikant Datar, Ph.D., As A Member of
        the Board of Directors                              Management     For          Voted - For
 7.5  Re-election of Ann Fudge As A Member of the Board
        of Directors                                        Management     For          Voted - For
 7.6  Re-election of Pierre Landolt, Ph.D., As A Member
        of the Board of Directors                           Management     For          Voted - For
 7.7  Re-election of Andreas Von Planta, Ph.d As A Member
        of the Board of Directors                           Management     For          Voted - For
 7.8  Re-election of Charles L. Sawyers, M.D., As A
        Member of the Board of Directors                    Management     For          Voted - For
 7.9  Re-election of Enrico Vanni, Ph.D., As A Member of
        the Board of Directors                              Management     For          Voted - For
 7.10 Re-election of William T. Winters As A Member of
        the Board of Directors                              Management     For          Voted - For
 7.11 Election of Nancy C. Andrews, M.D., Ph.D., As A
        Member of the Board of Directors                    Management     For          Voted - For
 8.1  Re-election of Srikant Datar, Ph.D., As Member of
        the Compensation Committee                          Management     For          Voted - For
 8.2  Re-election of Ann Fudge As Member of the
        Compensation Committee                              Management     For          Voted - For
 8.3  Re-election of Enrico Vanni, Ph.D., As Member of
        the Compensation Committee                          Management     For          Voted - For
 8.4  Election of William T. Winters As Member of the
        Compensation Committee                              Management     For          Voted - For
 9    Re-election of the Statutory Auditor:
        PricewaterhouseCoopers Ag                           Management     For          Voted - For
 10   Re-election of the Independent Proxy: Lic. Iur.
        Peter Andreas Zahn, Attorney at Law, Basel          Management     For          Voted - For
 B    If Alternative Motions Under the Agenda Items
        Published in the Notice of Annual General Meeting
        And/or Motions Relating to Additional Agenda Items
        (article 700 Paragraph 3 of the Swiss Code of
        Obligations) are Proposed at the Annual General
        Meeting, I/we Instruct the Independent Proxy to
        Vote As Follows: (yes = According to the Motion of
        the Board of Directors, Against = Against
        Alternative/additional Motions, Abstain = Abstain
        from Voting)                                        Management     For          Voted - For
RED ELECTRICA CORPORACION, SA, ALCOBANDAS
 CUSIP: E42807102
 Meeting Date: 15-Apr-15       Meeting Type: Ordinary General Meeting
 1    Examination and Approval, As the Case May Be, of
        the Financial Statements (balance Sheet, Income
        Statement, Statement of Changes in Total Equity,
        Statement of Recognized Income and Expense, Cash
        Flow Statement, and Notes to Financial Statements)
        and the Management Report for Red Electrica
        Corporacion, S.a. for the Year Ended 31 December
        2014                                                Management     For          Voted - For
 2    Examination and Approval, As the Case May Be, of
        the Consolidated Financial Statements (consolidated





                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Statement of Financial Position, Consolidated
      Income Statement, Consolidated Overall Income
      Statement, Consolidated Statement of Changes in
      Equity, Consolidated Cash Flow Statement, and Notes
      to the Consolidated Financial Statement) and the
      Consolidated Management Report of the Consolidated
      Group of Red Electrica Corporacion, S.a., and
      Subsidiary Companies for the Year Ended 31 December
      2014                                                Management     For          Voted - For
3   Examination and Approval, As the Case May Be, of
      the Application of the Result of Red Electrica
      Corporacion, S.a., for the Year Ended 31 December
      2014                                                Management     For          Voted - For
4   Examination and Approval, As the Case May Be, of
      Management by the Board of Directors of Red
      Electrica Corporacion, S.a., in 2014                Management     For          Voted - For
5.1 Ratification and Appointment of Mr. Santiago
      Lanzuela Marina As Proprietary Director             Management     For          Voted - For
5.2 Ratification and Appointment of Mr. Jose Luis Feito
      Higueruela As Independent Director                  Management     For          Voted - For
6.1 Amendment of the Company By-laws in Order to Adjust
      to the Latest Legislative Reforms Introduced by Act
      31/2014, of 3 December, Amending the Spanish
      Companies Act to Improve Corporate Governance, and
      Other Stylistic and Structural Changes to Clarify
      the Wording of the By-laws: Amendments in Relation
      to the General Meeting and Shareholders' Rights:
      Amendment of Articles 11 ("general Shareholders
      Meeting"), 12 ("types of Meeting"), 13 ("calling of
      the Meeting"), 15 ("right of Information and
      Attendance at Meetings") and 17 ("constitution of
      the Presiding Commission, Form of Deliberation")    Management     For          Voted - For
6.2 Amendment of the Company By-laws in Order to Adjust
      to the Latest Legislative Reforms Introduced by Act
      31/2014, of 3 December, Amending the Spanish
      Companies Act to Improve Corporate Governance, and
      Other Stylistic and Structural Changes to Clarify
      the Wording of the By-laws: Amendments Related to
      the Legal Regime Applied to Directors and the Board
      of Directors: Amendment of Articles 20 ("board of
      Directors"), 21 ("functioning of the Board of
      Directors"), 25 ("chairman of the Company"), 25.bis
      ("lead Independent Director") and 26 ("secretary of
      the Board of Directors")                            Management     For          Voted - For
6.3 Amendment of the Company By-laws in Order to Adjust
      to the Latest Legislative Reforms Introduced by Act
      31/2014, of 3 December, Amending the Spanish
      Companies Act to Improve Corporate Governance, and
      Other Stylistic and Structural Changes to Clarify
      the Wording of the By-laws: Amendments Related to
      the Board of Directors' Committees: Amendment of
      Articles 22 ("board Committees and Delegation of
      Powers"), 23 ("audit Committee") and 24 ("corporate
      Responsibility and Governance Committee")           Management     For          Voted - For
7   Amendment of the Regulations of the General
      Shareholders' Meeting in Order to Adjust to the





                                     MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
       Latest Legislative Reforms Introduced by Act
       31/2014, of 3 December, Amending the Spanish
       Companies Act to Improve Corporate Governance, and
       Other Stylistic Or Structural Changes to Clarify
       the Wording of the Meeting Regulations: Amendment
       of Articles 3 ("powers of the Shareholders'
       Meeting"), 5 ("call"), 6 ("shareholders' Rights"),
       7 ("shareholder's Right to Participate"), 8
       ("shareholder's Right to Information"), 10
       ("representation") and 15 ("convening of Meetings,
       Deliberation and Adoption of Resolutions")          Management     For          Voted - For
8    To Delegate in Favour of the Board of Directors,
       for A Five (5) Year Term, the Right to Increase the
       Capital Stock at Any Time, Once Or Several Times,
       Up to A Maximum of One Hundred and Thirty-five
       Million Two Hundred and Seventy Thousand
       (135,270,000) Euros, Equivalent to Half the Current
       Capital Stock, in the Amount and at the Issue Rate
       Decided by the Board of Directors in Each Case,
       with the Power to Totally Or Partly Exclude
       Preferential Subscription Rights, for an Overall
       Maximum of 20% of the Capital Stock, Being
       Expressly Authorised to Accordingly Redraft Article
       5 of the Company Bylaws and Request, If Necessary,
       the Listing, Permanence And/or Exclusion of the
       Shares on Organised Secondary Markets               Management     For          Voted - For
9    To Delegate in Favour of the Board of Directors,
       for A Five (5) Year Term and for an Overall Limit
       of Five Thousand Million (5,000,000,000) Euros, the
       Right to Issue, Once Or Several Times, Directly Or
       Through Red Electrica Group Companies, Bonds and
       Other Fixed Income Instruments Or Similar Debt
       Instruments, Whether Ordinary Or Convertible Or
       Exchangeable for Shares in the Company, Other Red
       Electrica Group Companies Or Other External
       Companies, to Include Without Limitation Promissory
       Notes, Securitization Bonds, Preferential
       Participations and Warrants, Entitling Their Holder
       to Shares in the Company Or Other Red Electrica
       Group Companies, Whether Newly Issued Or
       Circulating Shares, with the Express Power to
       Totally Or Partly Exclude Preferential Subscription
       Rights for an Overall Maximum of 20% of the Capital
       Stock; an Authorisation for the Company to be Able
       to Guarantee New Issues of Fixed Income Securities
       (including Convertible Or Exchangeable Securities)
       Carried Out by Red Electrica Group Companies;
       Authorisation to Accordingly Redraft Article 5 of
       the Company By- Laws and to Request, If Necessary,
       the Listing, Permanence And/or Exclusion of Said
       Securities for Trading Purposes                     Management     For          Voted - For
10.1 Authorisation for the Derivative Acquisition of Own
       Shares by the Company Or Red Electrica Group
       Companies, Including Their Directly Delivery to
       Employees, Managers and Executive Directors of the
       Company and Red Electrica Group Companies in Spain,
       As Remuneration                                     Management     For          Voted - For





                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 10.2 Approval of A Stock Option Plan for Employees,
        Executive Directors and Managers of the Company and
        Red Electrica Group Companies in Spain              Management     For          Voted - For
 10.3 Revocation of Prior Authorisations                    Management     For          Voted - For
 11.1 Approval of A Directors' Remuneration Policy for
        Red Electrica Corporacion, S.a                      Management     For          Voted - For
 11.2 Approval of Remuneration for the Board of Directors
        of Red Electrica Corporacion, S.a. for 2015         Management     For          Voted - For
 11.3 Approval of the Annual Report on Directors'
        Remuneration for Red Electrica Corporacion, S.a     Management     For          Voted - For
 12   Delegation for the Full Execution of the
        Resolutions Adopted at the General Shareholders
        Meeting                                             Management     For          Voted - For
ROYAL DUTCH SHELL PLC, LONDON
 CUSIP: G7690A118
 Meeting Date: 19-May-15 Meeting Type: Annual General Meeting
 1    That the Company's Annual Accounts for the
        Financial Year Ended December 31, 2014, Together
        with the Directors' Report and the Auditor's Report
        on Those Accounts, be Received                      Management     For          Voted - For
 2    That the Directors' Remuneration Report, Excluding
        the Directors' Remuneration Policy Set Out on Pages
        91 to 98 of the Directors' Remuneration Report, for
        the Year Ended December 31, 2014, be Approved       Management     For          Voted - For
 3    That Ben Van Beurden be Reappointed As A Director
        of the Company                                      Management     For          Voted - For
 4    That Guy Elliott be Reappointed As A Director of
        the Company                                         Management     For          Voted - For
 5    That Euleen Goh be Reappointed As A Director of the
        Company                                             Management     For          Voted - For
 6    That Simon Henry be Reappointed As A Director of
        the Company                                         Management     For          Voted - For
 7    That Charles O. Holliday be Reappointed As A
        Director of the Company                             Management     For          Voted - For
 8    That Gerard Kleisterlee be Reappointed As A
        Director of the Company                             Management     For          Voted - For
 9    That Sir Nigel Sheinwald be Reappointed As A
        Director of the Company                             Management     For          Voted - For
 10   That Linda G. Stuntz be Reappointed As A Director
        of the Company                                      Management     For          Voted - For
 11   That Hans Wijers be Reappointed As A Director of
        the Company                                         Management     For          Voted - For
 12   That Patricia A. Woertz be Reappointed As A
        Director of the Company                             Management     For          Voted - For
 13   That Gerrit Zalm be Reappointed As A Director of
        the Company                                         Management     For          Voted - For
 14   That PricewaterhouseCoopers LLP be Reappointed As
        Auditor of the Company to Hold Office Until the
        Conclusion of the Next Agm of the Company           Management     For          Voted - For





                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
15  That the Board be Authorised to Determine the
      Remuneration of the Auditor for 2015                Management     For          Voted - For
16  That the Board be Generally and Unconditionally
      Authorised, in Substitution for All Subsisting
      Authorities, to Allot Shares in the Company, and to
      Grant Rights to Subscribe for Or to Convert Any
      Security Into Shares in the Company, Up to an
      Aggregate Nominal Amount of Eur 147 Million, and to
      List Such Shares Or Rights on Any Stock Exchange,
      Such Authorities to Apply Until the Earlier of the
      Close of Business on August 19, 2016, and the End
      of the Next Agm of the Company (unless Previously
      Renewed, Revoked Or Varied by the Company in
      General Meeting) But, in Each Case, During This
      Period the Company May Make Offers and Enter Into
      Agreements Which Would, Or Might, Require Shares to
      be Allotted Or Rights to Subscribe for Or to
      Convert Securities Into Shares to be Granted After
      the Authority Ends and the Board May Allot Contd    Management     For          Voted - For
    Contd Shares Or Grant Rights to Subscribe for Or to
      Convert Securities Into-shares Under Any Such Offer
      Or Agreement As If the Authority Had Not Ended      Non-Voting                  Non-Voting
17  That If Resolution 16 is Passed, the Board be Given
      Power to Allot Equity Securities (as Defined in the
      Companies Act 2006) for Cash Under the Authority
      Given by That Resolution And/or to Sell Ordinary
      Shares Held by the Company As Treasury Shares for
      Cash As If Section 561 of the Companies Act 2006
      Did Not Apply to Any Such Allotment Or Sale, Such
      Power to be Limited: (a) to the Allotment of Equity
      Securities and Sale of Treasury Shares for Cash in
      Connection with an Offer Of, Or Invitation to Apply
      For, Equity Securities: (i) to Ordinary
      Shareholders in Proportion (as Nearly As May be
      Practicable) to Their Existing Holdings; and (ii)
      to Holders of Other Equity Securities, As Required
      by the Rights of Those Securities Or, As the Board
      Otherwise Considers Necessary, and So That the
      Board May Impose Any Limits Or Contd                Management     For          Voted - For
    Contd Restrictions and Make Any Arrangements Which
      It Considers Necessary Or-appropriate to Deal with
      Treasury Shares, Fractional Entitlements,
      Record-dates, Or Legal Or Practical Problems
      Arising in Any Overseas Territory, The-
      Requirements of Any Regulatory Body Or Stock
      Exchange Or Any Other Matter-whatsoever; and (b) in
      the Case of the Authority Granted Under Resolution
      17-and/or in the Case of Any Sale of Treasury
      Shares for Cash, to the Allotment- (otherwise Than
      Under Paragraph (a) Above) of Equity Securities Or
      Sale Of-treasury Shares Up to A Nominal Amount of
      Eur 22 Million, Such Power to Apply-until the
      Earlier of the Close of Business on August 19,
      2016, and the End Of-the Next Agm of the Company
      But, in Each Case, During This Period the
      Company-may Make Offers and Enter Into Agreements
      Which Would, Or Might, Contd                        Non-Voting                  Non-Voting





                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                          PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Contd Require Equity Securities to be Allotted (and
      Treasury Shares to Be- Sold) After the Power Ends,
      and the Board May Allot Equity Securities (and-sell
      Treasury Shares) Under Any Such Offer Or Agreement
      As If the Power Had-not Ended               Non-Voting                  Non-Voting
18  That the Company be Authorised for the Purposes of
      Section 701 of the Companies Act 2006 to Make One
      Or More Market Purchases (as Defined in Section
      693(4) of the Companies Act 2006) of Its Ordinary
      Shares of Eur 0.07 Each ("ordinary Shares"), Such
      Power to be Limited: (a) to A Maximum Number of 633
      Million Ordinary Shares; (b) by the Condition That
      the Minimum Price Which May be Paid for an Ordinary
      Share is Eur 0.07 and the Maximum Price Which May
      be Paid for an Ordinary Share is the Higher Of: (i)
      an Amount Equal to 5% Above the Average Market
      Value of an Ordinary Share for the Five Business
      Days Immediately Preceding the Day on Which That
      Ordinary Share is Contracted to be Purchased; and
      (ii) the Higher of the Price of the Last
      Independent Trade and the Highest Current
      Independent Bid on the Trading Venues Where the
      Contd                                       Management     For          Voted - For
    Contd Purchase is Carried Out, in Each Case,
      Exclusive of Expenses Such Power-to Apply Until the
      Earlier of the Close of Business on August 19,
      2016, And-the End of the Next Agm of the Company
      But in Each Case So That the Company-may Enter Into
      A Contract to Purchase Ordinary Shares Which Will
      Or May Be-completed Or Executed Wholly Or Partly
      After the Power Ends and the Company-may Purchase
      Ordinary Shares Pursuant to Any Such Contract As If
      the Power-had Not Ended                     Non-Voting                  Non-Voting
19  That the Directors be Authorised, Pursuant to
      Article 125 of the Company's Articles of
      Association, to Offer Ordinary Shareholders
      (excluding Any Shareholder Holding Shares As
      Treasury Shares) the Right to Choose to Receive
      Extra Shares, Credited As Fully Paid-up, Instead of
      Some Or All of Any Cash Dividend Or Dividends Which
      May be Declared Or Paid at Any Time After the Date
      of the Passing of This Resolution and Up to the
      Date of the Company's Agm in 2018           Management     For          Voted - For
20  That, in Accordance with Sections 366 and 367 of
      the UK Companies Act 2006 and in Substitution for
      Any Previous Authorities Given to the Company (and
      Its Subsidiaries), the Company (and All Companies
      That are Subsidiaries of the Company at Any Time
      During the Period for Which This Resolution Has
      Effect) be Authorised To: (a) Make Political
      Donations to Political Organisations Other Than
      Political Parties Not Exceeding Gbp 200,000 in
      Total Per Annum; and (b) Incur Political
      Expenditure Not Exceeding Gbp 200,000 in Total Per
      Annum. in the Period for Which This Authority Has
      Effect, It Shall Permit Donations and Expenditure
      by the Company and Its Subsidiaries to A Maximum





                          MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Amount of Gbp 1,600,000, But Use of the Authority
      Shall Always be Limited As Above. This Authority
      Shall Continue for the Period Ending on May 18,
      2019 Or the Date of the Company's Agm in 2019,
      Whichever is the Earlier                           Management     For          Voted - For
 21 On December 22, 2014, the Company Received Notice
      Pursuant to the UK Companies Act 2006 of the
      Intention to Move the Following Resolution at the
      Company's 2015 Agm. the Resolution Has Been
      Requisitioned by A Group of Shareholders and Their
      Statement in Support of Their Proposed Resolution
      is Given on Page 10: Strategic Resilience for 2035
      and Beyond                                         Management     For          Voted - For
SABMILLER PLC, WOKING SURREY
 CUSIP: G77395104
 Meeting Date: 24-Jul-14  Meeting Type: Annual General Meeting
 1  To Receive and Adopt the Financial Statements for
      the Year Ended 31 March 2014 Together with the
      Reports of the Directors and Auditors Therein      Management     For          Voted - For
 2  To Receive and If Thought Fit Approve the Directors
      Remuneration Report 2014 Other Than the Directors
      Remuneration Policy                                Management     For          Voted - For
 3  To Receive and If Thought Fit Approve the Directors
      Remuneration Policy Contained in the Annual Report
      for the Year Ended 31 March 2014                   Management     For          Voted - For
 4  To Re-elect Mr M H Armour As A Director of the
      Company                                            Management     For          Voted - For
 5  To Re-elect Mr G C Bible As A Director of the
      Company                                            Management     For          Voted - For
 6  To Re-elect Mr A J Clark As A Director of the
      Company                                            Management     For          Voted - For
 7  To Re-elect Mr D S Devitre As A Director of the
      Company                                            Management     For          Voted - For
 8  To Re-elect Mr G R Elliott As A Director of the
      Company                                            Management     For          Voted - For
 9  To Re-elect Ms L M S Knox As A Director of the
      Company                                            Management     For          Voted - For
 10 To Re-elect Mr P J Manser As A Director of the
      Company                                            Management     For          Voted - For
 11 To Re-elect Mr J A Manzoni As A Director of the
      Company                                            Management     For          Voted - For
 12 To Re-elect Dr D F Moyo As A Director of the Company Management     For          Voted - For
 13 To Re-elect Mr C A Perez Davila As A Director of
      the Company                                        Management     For          Voted - For
 14 To Re-elect Mr A Santo Domingo Davila As A Director
      of the Company                                     Management     For          Voted - For
 15 To Re-elect Ms H A Weir As A Director of the Company Management     For          Voted - For
 16 To Re-elect Mr H A Willard As A Director of the
      Company                                            Management     For          Voted - For





                          MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 17   To Re-elect Mr J S Wilson As A Director of the
        Company                                             Management     For          Voted - For
 18   To Declare A Final Dividend of 80 Us Cents Per Share  Management     For          Voted - For
 19   To Re-appoint PricewaterhouseCoopers LLP As
        Auditors of the Company to Hold Office Until the
        Conclusion of the Next General Meeting              Management     For          Voted - For
 20   To Authorise the Directors to Determine the
        Remuneration of the Auditors                        Management     For          Voted - For
 21   To Give A General Power and Authority to the
        Directors to Allot Shares                           Management     For          Voted - For
 22   To Adopt the Sabmiller PLC Employee Share Purchase
        Plan                                                Management     For          Voted - For
 23   To Adopt the Sabmiller PLC Sharesave Plan             Management     For          Voted - For
 24   To Authorise the Directors to Establish Supplements
        Or Appendices to the Sabmiller PLC Employee Share
        Purchase Plan Or the Sabmiller PLC Sharesave Plan   Management     For          Voted - For
 25   To Give A General Power and Authority to the
        Directors to Allot Shares for Cash Otherwise Than
        Pro Rata to All Shareholders                        Management     For          Voted - For
 26   To Give A General Authority to the Directors to
        Make Market Purchases of Ordinary Shares of Us 0.10
        Dollars Each in the Capital of the Company          Management     For          Voted - For
 27   To Approve the Calling of General Meetings Other
        Than an Annual General Meeting on Not Less Than 14
        Clear Days Notice                                   Management     For          Voted - For
      27 Jun 2014: Please Note That This is A Revision
        Due to Receipt of Record Date-. If You Have Already
        Sent in Your Votes, Please Do Not Vote Again Unless
        You-decide to Amend Your Original Instructions.
        Thank You                                           Non-Voting                  Non-Voting
SEVEN & I HOLDINGS CO.,LTD.
 CUSIP: J7165H108
 Meeting Date: 28-May-15  Meeting Type: Annual General Meeting
      Please Reference Meeting Materials.                   Non-Voting                  Non-Voting
 1    Approve Appropriation of Surplus                      Management     For          Voted - For
 2.1  Appoint A Director Suzuki, Toshifumi                  Management     For          Voted - For
 2.2  Appoint A Director Murata, Noritoshi                  Management     For          Voted - For
 2.3  Appoint A Director Goto, Katsuhiro                    Management     For          Voted - For
 2.4  Appoint A Director Ito, Junro                         Management     For          Voted - For
 2.5  Appoint A Director Takahashi, Kunio                   Management     For          Voted - For
 2.6  Appoint A Director Shimizu, Akihiko                   Management     For          Voted - For
 2.7  Appoint A Director Isaka, Ryuichi                     Management     For          Voted - For
 2.8  Appoint A Director Anzai, Takashi                     Management     For          Voted - For
 2.9  Appoint A Director Otaka, Zenko                       Management     For          Voted - For
 2.10 Appoint A Director Suzuki, Yasuhiro                   Management     For          Voted - For
 2.11 Appoint A Director Joseph M. Depinto                  Management     For          Voted - For
 2.12 Appoint A Director Scott Trevor Davis                 Management     For          Voted - For
 2.13 Appoint A Director Tsukio, Yoshio                     Management     For          Voted - For
 2.14 Appoint A Director Ito, Kunio                         Management     For          Voted - For





                           MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 2.15 Appoint A Director Yonemura, Toshiro                  Management     For          Voted - For
 3    Appoint A Corporate Auditor Eguchi, Masao             Management     For          Voted - For
 4    Approve Delegation of Authority to the Board of
        Directors to Determine Details of Share Acquisition
        Rights Issued As Stock-linked Compensation Type
        Stock Options for Executive Officers of the Company
        and Directors and Executive Officers of the
        Company's Subsidiaries                              Management     For          Voted - For
STANDARD CHARTERED PLC, LONDON
 CUSIP: G84228157
 Meeting Date: 06-May-15   Meeting Type: Annual General Meeting
 1    To Receive the Company's Annual Report and Accounts
        for the Financial Year Ended 31 December 2014
        Together with the Reports of the Directors and
        Auditors                                            Management     For          Voted - For
 2    To Declare A Final Dividend of 57.20 Us Cents Per
        Ordinary Share for the Year Ended 31 December 2014  Management     For          Voted - For
 3    To Approve the Annual Report on Remuneration for
        the Year Ended 31 December 2014                     Management     For          Voted - For
 4    To Elect Dr Byron Grote Who Has Been Appointed As A
        Non-executive Director by the Board Since the Last
        Agm of the Company                                  Management     For          Voted - For
 5    To Elect Andy Halford Who Has Been Appointed As an
        Executive Director by the Board Since the Last Agm
        of the Company                                      Management     For          Voted - For
 6    To Elect Gay Huey Evans Who Has Been Appointed As A
        Non-executive Director by the Board Since the Last
        Agm of the Company                                  Management     For          Voted - For
 7    To Elect Jasmine Whitbread Who Has Been Appointed
        As A Non-executive Director by the Board Since the
        Last Agm of the Company                             Management     For          Voted - For
 8    To Re-elect Om Bhatt, A Non-executive Director        Management     For          Voted - For
 9    To Re-elect Dr Kurt Campbell, A Non- Executive
        Director                                            Management     For          Voted - For
 10   To Re-elect Dr Louis Cheung, A Non- Executive
        Director                                            Management     For          Voted - For
 11   To Re-elect Dr Han Seung-soo, Kbe, A Non-executive
        Director                                            Management     For          Voted - For
 12   To Re-elect Christine Hodgson, A Non- Executive
        Director                                            Management     For          Voted - For
 13   To Re-elect Naguib Kheraj, A Non- Executive Director  Management     For          Voted - For
 14   To Re-elect Simon Lowth, A Non- Executive Director    Management     For          Voted - For
 15   To Re-elect Ruth Markland, A Non- Executive Director  Management     For          Voted - For
 16   To Re-elect Sir John Peace, As Chairman               Management     For          Voted - For
 17   To Re-elect Mike Rees, an Executive Director          Management     For          Voted - For
 18   To Re-elect V Shankar, an Executive Director          Management     For          Voted - For
 19   To Re-elect Paul Skinner, Cbe, A Non- Executive
        Director                                            Management     For          Voted - For
 20   To Re-elect Dr Lars Thunell, A Non- Executive
        Director                                            Management     For          Voted - For





                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 21  To Appoint KPMG LLP As Auditor to the Company from
       the End of the Agm Until the End of Next Years Agm  Management     For          Voted - For
 22  To Authorise the Board to Set the Auditors Fees       Management     For          Voted - For
 23  To Authorise the Company and Its Subsidiaries to
       Make Political Donations                            Management     For          Voted - For
 24  To Authorise the Board to Allot Shares                Management     For          Voted - For
 25  To Extend the Authority to Allot Shares by Such
       Number of Shares Repurchased by the Company Under
       the Authority Granted Pursuant to Resolution 29     Management     For          Voted - For
 26  To Authorise the Board to Allot Shares and Grant
       Rights to Subscribe for Or to Convert Any Security
       Into Shares (see Nom for Full Resolution)           Management     For          Voted - For
 27  To Authorise the Board to Disapply Pre-emption
       Rights in Relation to the Authority Granted
       Pursuant to Resolution 24                           Management     For          Voted - For
 28  To Authorise the Board to Disapply Pre-emption
       Rights in Relation to the Authority Granted
       Pursuant to Resolution 26                           Management     For          Voted - For
 29  To Authorise the Company to Purchase Its Own
       Ordinary Shares                                     Management     For          Voted - For
 30  To Authorise the Company to Purchase Its Own
       Preference Shares                                   Management     For          Voted - For
 31  That A General Meeting Other Than an Annual General
       Meeting May be Called on Not Less Than 14 Clear
       Days Notice                                         Management     For          Voted - Against
TECHNIP (EX-TECHNIP-COFLEXIP), PARIS
 CUSIP: F90676101
 Meeting Date: 23-Apr-15 Meeting Type: Mix
 O.1 Approval of the Annual Corporate Financial
       Statements for the Financial Year Ended on December
       31, 2014                                            Management     For          Voted - For
 O.2 Allocation of Income for the Financial Year Ended
       on December 31, 2014 and Setting the Dividend       Management     For          Voted - For
 O.3 Option for Payment of the Dividend in New Shares
       and Setting the Payment Date                        Management     For          Voted - For
 O.4 Approval of the Consolidated Financial Statements
       for the Financial Year Ended on December 31, 2014   Management     For          Voted - For
 O.5 Special Report of the Statutory Auditors on the
       Regulated Agreements Pursuant to Articles L.225-38
       Et Seq. of the Commercial Code                      Management     For          Voted - For
 O.6 Advisory Review of the Compensation Owed Or Paid to
       Mr. Thierry Pilenko, President and Ceo for the 2014
       Financial Year                                      Management     For          Voted - For
 O.7 Renewal of Term of Mr. Thierry Pilenko As Director    Management     For          Voted - For
 O.8 Renewal of Term of Mr. Olivier Appert As Director     Management     For          Voted - For
 O.9 Renewal of Term of Mr. Pascal Colombani As Director   Management     For          Voted - For
 O.10 Renewal of Term of Mrs. Leticia Costa As Director    Management     For          Voted - For
 O.11 Renewal of Term of C. Maury Devine As Director       Management     For          Voted - For
 O.12 Renewal of Term of Mr. John O'leary As Director      Management     For          Voted - For





                           MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 O.13 Authorization Granted to the Board of Directors to
       Purchase Shares of the Company                      Management     For          Voted - For
 E.14 Authorization to be Granted to the Board of
       Directors to Reduce Share Capital by Cancellation
       of Shares Previously Repurchased                    Management     For          Voted - For
 E.15 Delegation of Authority to the Board of Directors
       to Increase Share Capital in Favor of Members of
       Company Savings Plans, with Cancellation of
       Shareholders' Preferential Subscription Rights      Management     For          Voted - For
 E.16 Delegation of Authority to the Board of Directors
       to Increase Share Capital by Issuing Securities
       Reserved for Categories of Beneficiaries As Part of
       an Employee Shareholding Plan, with Cancellation of
       Shareholders' Preferential Subscription Rights      Management     For          Voted - For
 OE17 Powers to Carry Out All Legal Formalities            Management     For          Voted - For
TENARIS SA, LUXEMBOURG
 CUSIP: L90272102
 Meeting Date: 06-May-15   Meeting Type: Mix
 O.1 To Examine Directors' Report on Management, the
       Related Management Certificates of the Consolidated
       Financial Statements of the Company As of 31
       December 2014 for the Financial Year 2014 and on
       the Annual Accounts As of 31 December 2014, and
       External Auditors' Reports About Those Consolidated
       Financial Statements and Annual Accounts            Management     For          Voted - For
 O.2 Consolidated Balance Sheets As of 31 December 2014    Management     For          Voted - For
 O.3 Annual Balance Sheets As of 31 December 2014          Management     For          Voted - For
 O.4 Profit Allocation and Dividend Distribution for
       Financial Year 2014                                 Management     For          Voted - For
 O.5 To Exonerate Directors for the Performance of Their
       Mandate During the Year Ended on 31 December 2014   Management     For          Voted - For
 O.6 To Appoint Directors                                  Management     For          Voted - For
 O.7 To State Directors' Emolument                         Management     For          Voted - For
 O.8 To Appoint External Auditors for Financial Year
       2015 and to State Their Emolument                   Management     For          Voted - For
 O.9 To Authorize the Company Or Its Subsidiaries to
       Purchase, Acquire Or Receive Company's Shares, As
       Per Art. 49-2 of the Luxembourg Law of 10 August
       1915 and Applicable Laws and Regulations            Management     For          Voted - For
 O.10 To Authorize the Board of Directors to Deliver All
       the Communications to Shareholders, Including
       Documents Regarding the Shareholders Meeting,
       Proxies and Annual Reports to Shareholders, with
       the Electronic Devices Permitted by Any Applicable
       Law Or Regulation                                   Management     For          Voted - For
 E.1 To Decide About Company's Stock Capital Renewal As
       Deliberated by the Company and the Related
       Authorizations and Renouncements Regarding: A. the
       Renewal of the Stock Capital Validity Deliberated
       by the Company for A Period Starting from the Date
       of the Extraordinary Shareholders Meeting Until the





                                      MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
        Fifth Anniversary of the Publication in Memorial of
        the Registration Act of the Meeting Minutes; B. the
        Renewal of the Authorization Given to the Board of
        Directors, Or the Elected Delegated, for A Period
        Starting from the Date of the Extraordinary
        Shareholders Meeting Until the Fifth Anniversary of
        the Publication in Memorial of the Registration Act
        of the Meeting Minutes, to Issue Shares Within the
        Limit of the Deliberated Stock Capital, Against
        Payment, in Kind Or Against Incorporation of
        Available Reserves Within the Terms and the Limits,
        Including the Issuing Price, That the Board of
        Directors Or Its Delegated May Decide at Their Own
        Discretion; C. the Renewal of the Authorization
        Given to the Board of Directors, for A Period
        Starting from the Date of the Extraordinary
        Shareholders Meeting Until the Fifth Anniversary of
        the Publication in Memorial of the Registration Act
        of the Meeting Minutes, to Renounce, Abolish Or
        Limit the Shareholders Preemptive Rights Foreseen
        by Law to the Extent That the Renunciation,
        Abolition Or Limitation is Considered Appropriate
        by the Director, for Any Issuance of Shares Within
        the Limit of the Deliberated Stock Capital; to
        Renounce to the Preemptive Rights Foreseen by Law
        and Related Procedures; D. the Decision That Any
        Issuance of Shares Against Payment Within the Limit
        of the Deliberated Stock Capital Will be Subject,
        in Accordance with the Bylaws, to the Existing
        Preemptive Rights, with the Exception of the
        Following Cases (with Whom No Preemptive Right Will
        be Applicable): I. Any Issuance of Shares
        (including, for Example the Direct Issuance of
        Shares Or the Subsequent Option Exercise, Right
        Convertible Into Shares Or Similar Instruments Or
        Exchangeable for Common Shares) Against No Cash
        Contribution; and II. Any Issuance of Shares
        (including Free Or Discounted Shares), Up to A
        Maximum Amount of the 1.5pct of the Company's
        Issued Stock Capital, for Directors, Officials,
        Agents, Company's Employees Its Subsidiaries Or
        Affiliated Companies (collectively, the
        Beneficiaries), Including, for Example But Not
        Limitedly, the Direct Issuance of Shares Or the
        Subsequent Exercise of Options, Rights Convertible
        Into Options Or Similar Instruments Convertible Or
        Exchangeable for Issued Shares for the Purposes of
        Compensation Or Incentive for Beneficiaries, Or
        Related to That (that the Board of Directors is
        Authorized to Issue, According to the Provisions
        and Terms That It Considers Appropriate). E. the
        Acceptance and Approval of Directors' Report on
        Deliberated Stock Capital and on the Authorizations
        Proposed to the Board of Directors Regarding the
        Issuance of Shares Within the Deliberated Stock
        Capital, and the Simultaneous Abolition of Any
        Preemptive Rights of the Current Shareholders As
        Per the Laws and Related Renunciations; and F. the





                           MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Amendment of Art. 5 (stock Capital) of the Bylaws
      in Order to Reflect the Adopted Resolutions on This
      Item of the Agenda                                  Management     For          Voted - For
VOLVO AB, GOTEBORG
 CUSIP: 928856301
 Meeting Date: 01-Apr-15   Meeting Type: Annual General Meeting
 1  Opening of the Meeting                                Non-Voting                  Non-Voting
 2  Election of Chairman of the Meeting: Sven Unger,
      Attorney at Law                                     Non-Voting                  Non-Voting
 3  Verification of the Voting List                       Non-Voting                  Non-Voting
 4  Approval of the Agenda                                Non-Voting                  Non-Voting
 5  Election of Minutes-checkers and Vote Controllers     Non-Voting                  Non-Voting
 6  Determination of Whether the Meeting Has Been Duly
      Convened                                            Non-Voting                  Non-Voting
 7  Presentation of the Work of the Board and Board
      Committees                                          Non-Voting                  Non-Voting
 8  Presentation of the Annual Report and the Auditor's
      Report As Well As The-consolidated Accounts and the
      Auditor's Report on the Consolidated Accounts.-in
      Connection Therewith, Speech by the President       Non-Voting                  Non-Voting
 9  Adoption of the Income Statement and Balance Sheet
      and the Consolidated Income Statement and
      Consolidated Balance Sheet                          Management     For          Voted - For
 10 Resolution in Respect of the Disposition to be Made
      of the Company's Profits: Dividend of Sek 3.00 Per
      Share                                               Management     For          Voted - For
 11 Resolution Regarding Discharge from Liability of
      the Members of the Board and of the President       Management     For          Voted - For
 12 Determination of the Number of Members and Deputy
      Members of the Board of Directors to be Elected by
      the Meeting: the Election Committee Proposes Ten
      Members and No Deputy Members                       Management     For          Voted - For
 13 Determination of the Remuneration to be Paid to the
      Board Members                                       Management     For          Voted - For
 14 Election of the Board Members and Chairman of the
      Board: Jean-baptiste Duzan Will Not Stand for
      Re-election. the Election Committee Proposes Re-
      Election of Matti Alahuhta, James W. Griffith,
      Kathryn V. Marinello, Hanne De Mora, Anders Nyren,
      Olof Persson, Carl-henric Svanberg and Lars
      Westerberg. the Election Committee Proposes New
      Election of Martina Merz and Eckhard Cordes. the
      Election Committee Further Proposes Re-election of
      Carl-henric Svanberg As Chairman of the Board       Management     For          Voted - For
 15 Election of Members of the Election Committee:
      Carl-olof By,representing Ab Industrivarden, Lars
      Forberg, Representing Cevian Capital, Yngve
      Slyngstad, Representing Norges Bank Investment
      Management, Hakan Sandberg, Representing Svenska
      Handelsbanken, Shb Pension Fund, Shb Employee Fund,
      Shb Pensionskassa and Oktogonen and Oktogonen, and





                             MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
       the Chairman of the Board of Directors are Elected
       Members of the Election Committee and That No Fees
       are Paid to the Members of the Election Committee  Management     For          Voted - For
 16  Resolution on the Adoption of A Remuneration Policy
       for Senior Executives                              Management     For          Voted - For
WPP PLC, ST HELIER
 CUSIP: G9788D103
 Meeting Date: 09-Jun-15     Meeting Type: Annual General Meeting
 1   To Receive and Approve the Audited Accounts          Management     For          Voted - For
 2   To Declare A Final Dividend                          Management     For          Voted - For
 3   To Approve the Implementation Report of the
       Compensation Committee                             Management     For          Voted - For
 4   To Approve the Sustainability Report of the
       Directors                                          Management     For          Voted - For
 5   To Elect Roberto Quarta As A Director                Management     For          Voted - For
 6   To Re-elect Roger Agnelli As A Director              Management     For          Voted - For
 7   To Re-elect Dr Jacques Aigrain As A Director         Management     For          Voted - For
 8   To Re-elect Ruigang Li As A Director                 Management     For          Voted - For
 9   To Re-elect Paul Richardson As A Director            Management     For          Voted - For
 10  To Re-elect Hugo Shong As A Director                 Management     For          Voted - For
 11  To Re-elect Timothy Shriver As A Director            Management     For          Voted - For
 12  To Re-elect Sir Martin Sorrell As A Director         Management     For          Voted - For
 13  To Re-elect Sally Susman As A Director               Management     For          Voted - For
 14  To Re-elect Solomon Trujillo As A Director           Management     For          Voted - For
 15  To Re-elect Sir John Hood As A Director              Management     For          Voted - For
 16  To Re-elect Charlene Begley As A Director            Management     For          Voted - For
 17  To Re-elect Nicole Seligman As A Director            Management     For          Voted - For
 18  To Re-elect Daniela Riccardi As A Director           Management     For          Voted - For
 19  To Re-appoint the Auditors and Authorise the
       Directors to Determine Their Remuneration          Management     For          Voted - For
 20  To Authorise the Directors to Allot Relevant
       Securities                                         Management     For          Voted - For
 21  To Approve the 2015 Share Option Plan                Management     For          Voted - For
 22  To Authorise the Company to Purchase Its Own Shares  Management     For          Voted - For
 23  To Authorise the Disapplication of Pre-emption
       Rights                                             Management     For          Voted - For
ZURICH INSURANCE GROUP AG, ZUERICH
 CUSIP: H9870Y105
 Meeting Date: 01-Apr-15     Meeting Type: Annual General Meeting
 1.1 Approval of the Annual Report, the Annual Financial
       Statements and the Consolidated Financial
       Statements for 2014                                Management     For          Voted - For
 1.2 Advisory Vote on the Remuneration Report 2014        Management     For          Voted - For
 2.1 Appropriation of Available Earnings for 2014         Management     For          Voted - For





                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.2 Appropriation of Capital Contribution Reserve: Chf
      17.00 Per Share                                     Management     For          Voted - For
3   Discharge of Members of the Board of Directors and
      of the Group Executive Committee                    Management     For          Voted - For
4.1.1 Re-election of Mr. Tom De Swaan As Chairman of the
      Board of Directors                                  Management     For          Voted - For
4.1.2 Re-election of Ms. Susan Bies As Member of the
      Board of Directors                                  Management     For          Voted - For
4.1.3 Re-election of Dame Alison Carnwath As Member of
      the Board of Directors                              Management     For          Voted - For
4.1.4 Re-election of Mr. Rafael Del Pino As Member of the
      Board of Directors                                  Management     For          Voted - For
4.1.5 Re-election of Mr. Thomas K. Escher As Member of
      the Board of Directors                              Management     For          Voted - For
4.1.6 Re-election of Mr. Christoph Franz As A Member of
      the Board of Directors                              Management     For          Voted - For
4.1.7 Re-election of Mr. Fred Kindle As Member of the
      Board of Directors                                  Management     For          Voted - For
4.1.8 Re-election of Ms. Monica Maechler As Member of the
      Board of Directors                                  Management     For          Voted - For
4.1.9 Re-election of Mr. Don Nicolaisen As Member of the
      Board of Directors                                  Management     For          Voted - For
4.110Election of Ms. Joan Amble As A Member of the Board
      of Directors                                        Management     For          Voted - For
4.111Election of Mr. Kishore Mahbubani As A Member of
      the Board of Directors                              Management     For          Voted - For
4.2.1 Re-election of Dame Alison Carnwath As Member of
      the Remuneration Committee                          Management     For          Voted - For
4.2.2 Re-election of Mr. Tom De Swaan As Member of the
      Remuneration Committee                              Management     For          Voted - For
4.2.3 Re-election of Mr. Rafael Del Pino As Member of the
      Remuneration Committee                              Management     For          Voted - For
4.2.4 Re-election of Mr. Thomas K. Escher As Member of
      the Remuneration Committee                          Management     For          Voted - For
4.2.5 Election of Mr. Christoph Franz As Member of the
      Remuneration Committee                              Management     For          Voted - For
4.3 Re-election of Mr. Lic. Iur. Andreas G. Keller,
      Attorney at Law, As Independent Voting Rights
      Representative                                      Management     For          Voted - For
4.4 Re-election of Auditors / PricewaterhouseCoopers
      Ltd, Zurich                                         Management     For          Voted - For
5.1 Approval of the Remuneration of the Board of
      Directors                                           Management     For          Voted - For
5.2 Approval of the Remuneration of the Group Executive
      Committee                                           Management     For          Voted - For
6   Amendment to the Articles of Incorporation (article
      10 Clause 4 and Article 30 Para. 2)                 Management     For          Voted - For


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADVISORS' INNER CIRCLE FUND

By: /S/ MICHAEL BEATTIE
    Michael Beattie
    President
    Date: August 28, 2015